(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS
FUND II
INVESTMENT GRADE BOND PORTFOLIO
ASSET MANAGER PORTFOLIO
INDEX 500 PORTFOLIO
ASSET MANAGER: GROWTH PORTFOLIO
CONTRAFUND PORTFOLIO
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS



MARKET ENVIRONMENT                  VIPFII-3    A REVIEW OF WHAT HAPPENED DURING THE PAST YEAR

INVESTMENT GRADE BOND PORTFOLIO     VIPFII-4    PERFORMANCE AND INVESTMENT SUMMARY
                                    VIPFII-5    FUND TALK: THE MANAGER'S OVERVIEW
                                    VIPFII-6    INVESTMENTS
                                    VIPFII-10   FINANCIAL STATEMENTS

ASSET MANAGER PORTFOLIO             VIPFII-12   PERFORMANCE AND INVESTMENT SUMMARY
                                    VIPFII-13   FUND TALK: THE MANAGER'S OVERVIEW
                                    VIPFII-14   INVESTMENTS
                                    VIPFII-21   FINANCIAL STATEMENTS

INDEX 500 PORTFOLIO                 VIPFII-23   PERFORMANCE AND INVESTMENT SUMMARY
                                    VIPFII-24   FUND TALK: THE MANAGER'S OVERVIEW
                                    VIPFII-25   INVESTMENTS
                                    VIPFII-32   FINANCIAL STATEMENTS

ASSET MANAGER: GROWTH PORTFOLIO     VIPFII-34   PERFORMANCE AND INVESTMENT SUMMARY
                                    VIPFII-35   FUND TALK: THE MANAGER'S OVERVIEW
                                    VIPFII-36   INVESTMENTS
                                    VIPFII-39   FINANCIAL STATEMENTS

CONTRAFUND PORTFOLIO                VIPFII-41   PERFORMANCE AND INVESTMENT SUMMARY
                                    VIPFII-42   FUND TALK: THE MANAGER'S OVERVIEW
                                    VIPFII-43   INVESTMENTS
                                    VIPFII-48   FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS       VIPFII-50   NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANTS   VIPFII-53   THE AUDITORS' OPINION

DISTRIBUTIONS                       VIPFII-54


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
MARKET ENVIRONMENT


Most stock and bond markets rebounded in 1995, after experiencing volatility and inconsistent returns in 1994. Returns were fueled by declining interest rates, moderate economic growth, sustained corporate earnings growth and a relative absence of inflation. The U.S. stock market outpaced counterparts in the developed world and those in emerging markets. Returns from bond markets overseas generally topped those provided by the U.S., although the U.S. bond market still was quite strong.
U.S. STOCK MARKETS
The Standard & Poor's Composite Index of 500 Stocks - a broad measure of U.S. stock performance - rose 37.58% for the 12 months ended December 31, 1995, well above the market's long-term average annual return. The NASDAQ Composite Index - a measure of small stock performance - rose 39.92% (excluding dividends). The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a return of 36.72%, closing above 5000 for the first time in November.
Strong corporate earnings and a favorable interest rate environment helped the U.S. stock market post robust returns. With inflation posing little threat, interest rates fell during much of 1995. The Federal Reserve Board cut short-term interest rates twice, in July and December. Lower interest rates helped bolster earnings, as they reduced companies' borrowing costs. A relatively weak dollar also helped sustain earnings, with American products and services remaining fairly cheap overseas. Investor sentiment toward the stock market was extremely positive, evidenced by a flurry of successful initial public offerings throughout the year.
Market activity was marked by rapid sector rotation, with investors reacting swiftly to breaking news. Technology was one of the best performing market sectors until the fourth quarter, fueled by improving earnings associated with strong growth in personal computers and related products. Internet-related stocks posted extremely strong share price gains. Although increases in cellular subscriptions helped semiconductor stocks earlier in the year, that industry saw share price drops later in the year due to concerns about over-capacity. Expanding inventories and evidence of an economic slowdown hurt technology stocks later in the year. Biotechnology issues saw a resurgence, partly because the sector had struggled to the point where valuations - stock prices relative to other measures such as earnings - appeared attractive. Consumer nondurables - such as food, beverage and tobacco companies - health care and traditional big-name growth stocks showed strength as investors sought companies that traditionally have steady earnings growth regardless of the economic environment.
Cyclical stocks - those that usually rise and fall with the economy - provided subpar returns during 1995 as a result of over-capacity and evidence the economy was slowing. Industrial commodities, such as chemicals and paper, faltered due to decreased demand, despite the prospect for renewed economic growth - and concurrent future earnings growth - resulting from interest rate declines. On the other hand, lower interest rates and continued merger and acquisition activity helped financial stocks perform well. Regional Bell operating companies - RBOCs or "Baby Bells"-performed well in the second half of the year, because they offered strong yields, and because of their potential for growth as they enter new businesses. FOREIGN STOCK MARKETS
Foreign stock markets showed mixed results in 1995. The Morgan Stanley EAFE (Europe, Australasia, Far East) index was up 11.21%. Although interest rates declined in most European countries, economies were generally stagnant. While equity indexes in some countries posted strong returns, in some cases these results were due to the strong performance of large companies that made up a significant portion of the index, such as Nokia in Finland and Ericsson in Sweden. The Morgan Stanley Europe Index rose 21.62% in 1995. Japanese companies were hindered by a strong yen - which made their products expensive overseas - and a weak economy earlier in the year. However, in the fourth quarter of the year, both the Japanese market and economy started to rebound. According to Morgan Stanley Capital International, Japanese stocks rose 0.69% in U.S. dollars for the year. Emerging markets struggled in 1995, hurt by a lack of capital inflows caused by Mexico's peso devaluation in December 1994. This negative sentiment contributed to the -5.21% return of the Morgan Stanley Emerging Markets Free Index in 1995.
U.S. BOND MARKETS
U.S. bond markets posted strong returns in 1995. The Lehman Brothers Aggregate Bond Index - a broad measure of U.S. taxable bonds - posted a total return of 18.47% in 1995. A strong, year-long rally helped bonds recover from the effects of the sharply rising interest rates seen in 1994. Indications of a slowing economy and a relative absence of inflation pressures encouraged bond investors, helping to push interest rates lower. Prospects for a balanced budget agreement also helped to fuel optimism in the markets. Monetary policy also played a role in the bond market's performance. In an effort to thwart the possibility of a recession, the Federal Reserve Board lowered the fed funds rates twice, in July and December. Mortgage-backed securities also benefited from this environment, as illustrated by the performance of the Salomon Brothers Mortgage Index, which returned 16.77% during the year. The high-yield bond market also turned in a strong performance in 1995, driven by generally good earnings, strong demand for high-yield bonds among investors searching for high current income and declining interest rates. The Merrill Lynch High Yield Master Index rose 19.91%.
FOREIGN BOND MARKETS
Both developed and emerging fixed-income markets recorded strong returns in 1995. For the 12 months ended December 31, 1995, the Salomon Brothers World Government Bond Index - a proxy of bond market performance in developed nations including the U.S. - rose 19.04%. Bond markets in developed countries benefited from slow economic growth and relatively low inflation pressures. This led to a more favorable interest rate environment, as the central banks of the U.S., Germany and Great Britain all lowered their respective short-term interest rates. Emerging markets shrugged off the fallout from December 1994's Mexican peso devaluation to record strong returns. The J.P. Morgan Emerging Markets Bond Index posted a 27.54% return for the year. The bulk of emerging markets' total return came from a springtime rally following the announcement of a $50 billion bailout package for Mexico by the U.S. Treasury and the International Monetary Fund.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995        PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Investment Grade Bond                  17.32%   9.23%    8.92%

Lehman Brothers Intermediate           15.33%   8.61%    n/a
 Government-Corporate Bond Index

Lehman Brothers Aggregate Bond Index   18.47%   9.48%    n/a

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for
example, generally move in the opposite
direction of interest rates. In turn, the share price,
return, and yield of a fund that invests in bonds
will vary. That means if you sell your shares
during a market downturn, you might lose
money. But if you can ride out the market's ups
and downs, you may have a gain.
(checkmark)
You can compare these figures to the Lehman Brothers Intermediate Government-Corporate Bond Index - a broad measure of the performance of intermediate (one- to ten-year) bonds. This benchmark includes reinvested dividends and capital gains, if any. Consumer Price Index information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 5, 1988.
If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
                VIP II: InvesLB Aggreg
       12/31/88     10000.00    10000
       01/31/89     10086.92 10143.88
       02/28/89     10109.25 10070.36
       03/31/89     10172.02  10113.9
       04/30/89     10285.31 10325.54
       05/31/89     10399.91 10596.87
       06/30/89     10600.00 10919.52
       07/31/89     10765.35 11151.64
       08/31/89     10679.56 10986.42
       09/30/89     10721.69 11042.65
       10/31/89     10887.69 11314.84
       11/30/89     10981.36 11422.68
       12/31/89     11026.21 11453.25
       01/31/90     11001.11 11317.15
       02/28/90     11063.52 11353.48
       03/31/90     11097.11 11361.84
       04/30/90     11101.82 11257.75
       05/31/90     11276.11 11591.07
       06/30/90     11364.07 11777.05
       07/31/90     11476.89 11939.97
       08/31/90     11475.79 11780.51
       09/30/90     11520.66 11877.97
       10/31/90     11521.38 12028.78
       11/30/90     11590.77 12287.71
       12/31/90     11711.43 12479.17
       01/31/91     11735.04 12633.43
       02/28/91     11853.10 12741.27
       03/31/91     12053.80 12828.93
       04/30/91     12230.89 12967.91
       05/31/91     12325.33 13043.74
       06/30/91     12348.94 13037.11
       07/31/91     12455.20  13217.9
       08/31/91     12714.93 13503.94
       09/30/91     12951.04 13777.57
       10/31/91     13092.71 13930.97
       11/30/91     13234.39 14058.71
       12/31/91     13629.42 14476.23
       01/31/92     13494.11 14279.29
       02/29/92     13567.97 14372.13
       03/31/92     13543.27 14291.11
       04/30/92     13642.04 14394.34
       05/31/92     13851.92 14665.96
       06/30/92     14012.41  14867.8
       07/31/92     14296.36 15171.13
       08/31/92     14382.78 15324.82
       09/30/92     14555.62 15506.47
       10/31/92     14370.44 15300.89
       11/30/92     14333.40 15304.35
       12/31/92     14536.36 15547.71
       01/31/93     14841.14 15845.85
       02/28/93     15093.07 16123.24
       03/31/93     15159.39 16190.42
       04/30/93     15252.23 16303.16
       05/31/93     15278.75 16323.92
       06/30/93     15570.53 16619.76
       07/31/93     15676.64 16713.76
       08/31/93     15955.15 17006.72
       09/30/93     16034.73 17053.43
       10/31/93     16114.31 17117.15
       11/30/93     16034.73 16971.54
       12/31/93     16129.93 17063.52
       01/31/94     16312.59 17293.91
       02/28/94     16045.19 16993.45
       03/31/94     15678.93 16574.49
       04/30/94     15538.06 16442.14
       05/31/94     15495.80 16439.84
       06/30/94     15453.53 16403.51
       07/31/94     15707.10 16729.33
       08/31/94     15721.19 16750.09
       09/30/94     15552.14 16503.56
       10/31/94     15566.23 16488.86
       11/30/94     15594.40 16452.24
       12/31/94     15523.97 16565.84
       01/31/95     15749.36 16893.69
       02/28/95     16053.30 17295.35
       03/31/95     16155.46 17401.46
       04/30/95     16374.37 17644.53
       05/31/95     17031.09 18327.33
       06/30/95     17162.44 18461.69
       07/31/95     17104.06 18420.46
       08/31/95     17308.38 18642.77
       09/30/95     17468.91 18824.14
       10/31/95     17702.41 19068.94
       11/30/95     17965.10 19354.69
       12/29/95     18213.20 19626.31

Let's say you invested $10,000 in Investment Grade Bond Portfolio on December 31, 1988, shortly after the fund started. By December 31, 1995, your investment would have grown to $18,213 - an 82.13% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Lehman Brothers Aggregate Bond Index would have grown to $19,626 over the same period - a 96.26% increase. Henceforth, the fund will compare its performance to the Lehman Brothers Aggregate Bond Index rather than the Lehman Brothers Intermediate Government-Corporate Bond Index. The Lehman Brothers Aggregate Bond Index average maturity is closer to the range permitted for the fund, which normally maintains an average maturity of up to ten years. For comparison purposes, both indexes are shown under the heading "Average Annual Total Returns."
INVESTMENT SUMMARY
QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1995
(MOODY'S RATINGS)   % OF FUND'S
                    INVESTMENTS

Aaa                 69.0

Aa                  2.4

A                   9.4

Baa                 6.8

Ba                  1.4

B                   0.0

Not rated           2.6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. SECURITIES RATED AS "BA" BY MOODY'S WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1995
Years   7.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1995
                     % OF FUND'S
                     INVESTMENTS

Finance              13.3

Technology           1.7

Nondurables          1.6

Utilities            1.1

Retail & Wholesale   0.8

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Michael Gray, Portfolio Manager of Investment Grade Bond Portfolio
NOTE TO SHAREHOLDERS: On August 24, 1995, Michael Gray became portfolio manager of Investment Grade Bond Portfolio.
Q. HOW HAS THE FUND PERFORMED OVER THE PAST YEAR, MICHAEL?
A. During the 12 months ended December 31, 1995, the fund performed better than the 15.33% return of the Lehman Brothers Intermediate Government-Corporate Bond Index, a broad measure of the performance of intermediate (one- to 10-year) bonds, but underperformed the 18.47% return of the Lehman Brothers Aggregate Bond Index, a broad measure of U.S. taxable bonds.
Q. WHAT INFLUENCED THE FUND'S PERFORMANCE RELATIVE TO THESE TWO INDEXES?
A. The fund's performance used to be compared against the Lehman Brothers Intermediate Government-Corporate Bond Index. However, earlier in the year that changed, and performance started to be compared to the Lehman Brothers Aggregate Bond Index. While this change has effectively broadened the fund's investment universe to include a larger slice of the domestic bond market, the fund's relative performance against the two indexes had more to do with its duration. Duration is a way to estimate how sensitive a bond fund's share price is to changes in interest rates. The longer the duration of the fund, the more likely its share price is to move up as interest rates fall, or down as interest rates rise. During the period, the fund's duration - which was 4.3 years as of December 31 - started to be managed so that it is in line with the Lehman Brothers Aggregate Bond Index. The aggregate bond index has a duration that is longer than that of the intermediate government-corporate index. As interest rates fell during 1995, the fund's new, longer duration helped it outperform the government-corporate index. At the same time, the fund didn't have this longer duration during the whole period, leading it to underperform the aggregate bond index.
Q. MICHAEL, WHAT MOVES HAVE YOU MADE SINCE TAKING OVER THE FUND IN AUGUST?
A. I've reduced corporate exposure, increased investments in Treasury securities and moderately reduced mortgage-backed securities. The corporate market has been very strong over the course of the year. Valuation levels have become very high and my view on a risk/reward basis is that corporates have become over-valued. I've used that strength to reduce corporate exposure. After selling corporates, I've been buying government securities, mainly Treasuries because they made more sense on a risk/reward basis. I've reduced mortgage-backed securities moderately because they've lagged Treasuries.
Q. MICHAEL, THIS IS YOUR FIRST REPORT AS MANAGER OF THE FUND. CAN YOU DESCRIBE YOUR INVESTMENT APPROACH TO US?
A. First of all, I don't predict the direction of interest rates. Instead, I structure the fund so that its duration is roughly the same as the aggregate index. Beyond that, my approach is to add relative value one bond at a time by buying cheap securities and selling rich ones. I also seek out value in sectors or in particular parts of the market, trying to overweight those that will perform well and underweight those where I think there is risk. The process is one of using Fidelity's resources to analyze individual securities and valuations, trying to find the best opportunities for the fund.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. Even though 1995 was a stellar year for bonds, the outlook for the market is reasonably good. That's because the Fed could continue to lower short-term interest rates as long as the economy remains fairly weak and inflation remains low. The corporate area is one where there is potential risk. If the economy deteriorates, corporate earnings could suffer. With valuations at their richest levels in quite some time, the upside in the corporate market is limited while the potential downside is notable.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: seeks to provide a high rate of income consistent with reasonable risk, by investing in a broad range of investment-grade, fixed-income securities. In addition, the fund seeks to protect capital
START DATE: December 5, 1988
SIZE: as of December 31, 1995, more than $181 million
MANAGER: Michael Gray, since August 1995;
manager, Fidelity Investment Grade Bond
Fund since 1987; Spartan Investment Grade
Bond Fund, since 1992; previously managed
Fidelity Advisor Limited Term Bond Fund (now
Fidelity Advisor Intermediate Bond Fund), Fidelity
Mortgage Securities Fund, Fidelity Ginnie Mae
Fund, Fidelity Government Securities Fund, and
Fidelity Intermediate Bond Fund; joined Fidelity in 1982
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 19.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
CONVERTIBLE BONDS - 0.3%
RETAIL & WHOLESALE - 0.3%
DRUG STORES - 0.3%
Rite Aid Corp. liquid yield
 option notes 0%, 7/24/06 Baa1 $ 1,000,000 $ 558,750
NONCONVERTIBLE BONDS - 19.4%
FINANCE - 13.3%
ASSET BACKED SECURITIES - 3.5%
Concord Leasing, Inc. 5.04%,
7/15/98 (b) AAA  132,632  131,554
Discover Card Master Trust I
6.90%, 2/16/00 A2  260,000  264,956
Discover Card Trust:
7 7/8%, 4/16/98 A2  100,000  100,500
 6 1/8%, 5/15/98 A2  200,000  199,936
Ford Credit:
Auto Loan Master Trust
 7 3/8%, 4/15/99 Aaa  500,000  510,350
 Grantor Trust 5.90%, 10/15/00 Aaa  972,697  977,104
General Motors Acceptance Corp.
Grantor Trust 5.70%, 12/15/96 Aaa  2,623  2,625
KeyCorp Auto Grantor Trust
5.80%, 7/15/00 A3  118,544  118,615
Premier Auto Trust:
4.90%, 12/15/98 Aaa  601,312  598,024
 8.05%, 4/4/00 Aaa  1,000,000  1,055,313
Railcar Trust 7 3/4%, 6/1/04 Aaa  857,690  922,821
Sears Credit Account Master
Trust II 7%, 1/15/04 Aaa  1,000,000  1,046,250
Standard Credit Card Master Trust I:
8 1/4%, 10/7/97 A2  285,000  290,299
 7.65%, 2/15/00 A2  150,000  155,578
Union Federal Savings 1994-D
8.20%, 1/10/01 Baa2  98,963  101,870
  6,475,795
BANKS - 5.5%
Bank of Boston Corp. 9 1/2%,
8/15/97 Baa1  75,000  79,544
Citicorp:
9.47%, 5/22/96 A2  750,000  760,260
 euro  5.825%, 1/30/98 (d) A2  500,000  497,000
First Fidelity Bancorporation
8 1/2%, 4/1/98 A3  250,000  264,550
First Hawaiian Bank secured
6.93%, 12/1/03 (b) A1  960,000  969,216
First Maryland Bancorp 10 3/8%,
8/1/99 Baa1  500,000  571,805
Firstar Corp.  7.15%,
9/1/00 A3  640,000  663,898
KeyCorp 8.40%, 4/1/99 A2  310,000  332,128
Korea Development Bank yankee
6 1/2%, 11/15/02 A1  1,000,000  1,012,680
Marine Midland Bank:
euro 5.8125%, 9/27/96 (d) Baa1  1,000,000  997,500
 8 5/8%, 3/1/97 Baa1  250,000  257,283

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Mellon Financial Co. 6 1/2%,
12/1/97 A2 $ 200,000 $ 203,214
Meridian Bancorp, Inc. 6%,
12/1/96 (d) Baa1  900,000  898,434
National City Corp.
5.8125%, 1/31/97 (d) A2  850,000  850,689
Signet Banking Corp. 6%,
5/15/97 (d) Baa2  350,000  347,687
Sovran Financial Corp. 9 3/4%,
6/15/99 A3  770,000  858,311
Union Planters Corp. 6 3/4%,
11/1/05 Baa3  400,000  407,008
  9,971,207
CREDIT & OTHER FINANCE - 3.1%
Beneficial Corp. 9.40%, 2/7/96 A2  150,000  150,453
Chrysler Financial Corp. 6%,
4/15/96 A3  500,000  500,140
Ford Motor Credit Co. euro
9 5/8%, 2/27/96 A1  250,000  252,500
General Motors Acceptance Corp.:
5.65%, 12/15/97 A3  1,000,000  1,001,350
 8%, 2/3/97 A3  1,400,000  1,436,274
Greyhound Financial Corp.
8 1/4%, 3/11/97 Baa1  460,000  472,558
Household Finance Corp.:
7.80%, 11/1/96 A2  350,000  355,765
 6 3/4%, 6/1/00 A2  520,000  535,600
 6 3/8% 6/30/00 A2  300,000  305,625
Westinghouse Credit Corp.:
8 3/4%,11/15/96 Ba1  258,000  261,359
 8.93%, 6/30/99 Ba1  400,000  419,632
  5,691,256
INSURANCE - 1.0%
Metropolitan Life Insurance Co.
6.30%, 11/1/03 (b) Aa3  770,000  761,992
Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (b) Aa3  130,000  129,628
Ohio National Life Insurance Co.
8 7/8%, 7/15/04 (b) A3  830,000  941,801
  1,833,421
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.
10 1/4%, 5/15/97 A3  350,000  370,468
TOTAL FINANCE   24,342,147
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Westinghouse Electric Corp.:
 7 3/4%, 4/15/96 Ba1  300,000  301,263
 8.68%, 12/10/97 Ba1  200,000  205,288
 9%, 2/6/98 Ba1  200,000  206,728
  713,279
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 1.6%
BEVERAGES - 0.3%
Coca-Cola Enterprises, Inc.
7 7/8%, 2/1/02 A3 $ 500,000 $ 548,290
FOODS - 1.2%
Nabisco Inc. 6.70%, 6/15/02 Baa2  1,055,000  1,072,819
Ralcorp Holdings, Inc. 8 3/4%,
9/15/04 Ba1  1,000,000  1,125,000
  2,197,819
TOBACCO - 0.1%
Philip Morris Companies, Inc.
8 7/8%, 7/1/96 A2  100,000  101,643
TOTAL NONDURABLES   2,847,752
RETAIL & WHOLESALE - 0.5%
GENERAL MERCHANDISE STORES - 0.5%
Sears Roebuck & Co.:
9%, 9/15/96 A2  475,000  485,393
 9.23%, 8/6/98 A2  450,000  486,810
  972,203
SERVICES - 0.1%
LEASING & RENTAL - 0.1%
Ryder System, Inc. 9 1/4%,
5/15/01 A3  200,000  227,530
TECHNOLOGY - 1.7%
COMPUTERS & OFFICE EQUIPMENT - 1.7%
Comdisco, Inc.:
 9 3/4%, 1/15/97 Baa2  200,000  207,890
 7 3/4%, 1/29/97 Baa2  700,000  713,678
 7.73%, 2/18/97 Baa2  1,000,000  1,020,220
 6 1/2%, 6/15/00 Baa2  1,200,000  1,221,540
  3,163,328
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.7%
AMR Corp.:
9.76%, 1/11/96 Baa3  100,000  100,074
 7 3/4%, 12/1/97 Baa3  140,000  143,777
 9.55%, 3/6/98 Baa3  400,000  428,370
Delta Air Lines, Inc. equipment
trust certificate 8.54%, 1/2/07 Baa2  450,689  495,181
  1,167,402
UTILITIES - 1.1%
ELECTRIC UTILITY - 0.2%
British Columbia Hydro & Power
Authority yankee 12 1/2%,
1/15/14 Aa2  290,000  354,073
GAS - 0.9%
Florida Gas 7 3/4%,
11/1/97 (b) Baa2  220,000  227,368
Southwest Gas Co. 9 3/4%,
6/15/02 Baa3  1,000,000  1,174,910

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Transcontinental Gas Pipe
Line Corp. extendible
6.21%, 5/15/00 Baa1 $ 300,000 $ 300,282
  1,702,560
TOTAL UTILITIES   2,056,633
TOTAL NONCONVERTIBLE BONDS   35,490,274
TOTAL CORPORATE BONDS
(Cost $35,092,425)   36,049,024
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 44.4%
U.S. TREASURY OBLIGATIONS - 39.9%
 7 1/4%, 11/15/96 Aaa  930,000  945,401
 9%, 5/15/98 Aaa  10,070,000  10,903,897
 9 1/4%, 8/15/98 Aaa  6,550,000  7,184,499
 5 1/8%, 12/31/98 Aaa  2,365,000  2,356,864
 9 1/8%, 5/15/99 Aaa  62,000  69,188
 7 3/4%, 12/31/99 Aaa  8,070,000  8,757,241
 12 3/8%, 5/15/04 Aaa  5,125,000  7,420,026
 11 3/4%, 2/15/10 Aaa  620,000  884,083
 12 3/4%, 11/15/10 Aaa  545,000  830,100
 13 7/8%, 5/15/11 Aaa  30,000  48,830
 9%, 11/15/18 Aaa  8,540,000  11,631,736
 8 7/8%, 2/15/19 Aaa  9,260,000  12,482,202
 8 1/8%, 8/15/19 Aaa  3,870,000  4,865,906
 12%, 8/15/23 Aaa  3,140,000  4,838,049
  73,218,022
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%
Federal Home Loan Mortgage
Corp.  4.78%, 2/10/97
(callable) Aaa  170,000  168,679
Government Trust Certificate:
(assets of Trust guaranteed by
U.S. Government through
Defense Security Assistance
Agency):
  Class 1-C, 9 1/4%, 11/15/01 Aaa  284,000  315,496
  Class 2-E, 9.40%, 5/15/02 Aaa  1,000,000  1,115,670
  Class T-2, 9.40%, 11/15/96 Aaa  448,480  457,198
  Class T-2, 9 5/8%, 5/15/02 Aaa  80,000  89,325
 (assets of Trust guaranteed by
U.S. Government through
Export-Import Bank):
 Series 1994-C,
  6.61%, 9/15/99 Aaa  94,397  96,102
  Series 1994-F,
  8.178%, 12/15/04 Aaa  1,333,390  1,450,289
  Series 1995-A,
  6.28%, 6/15/04 Aaa  510,000  519,450
Private Export Funding Corp.:
9 1/2%, 3/31/99 Aaa  80,000  89,467
 8 3/4%, 6/30/03 Aaa  310,000  363,911
 5.80%, 2/1/04 Aaa  80,000  80,056
 6.86%, 4/30/04 Aaa  166,600  172,101
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S.
Government through Agency
for International Development):
 5 1/4%, 3/15/98 Aaa $ 250,000 $ 249,453
  7 3/4%, 4/1/98 Aaa  96,474  98,972
  4 7/8%, 9/15/98 Aaa  190,000  187,566
  6%, 2/15/99 Aaa  90,000  91,406
  7 1/8%, 8/15/99 Aaa  520,000  546,881
  7 3/4%, 11/15/99 Aaa  144,000  154,138
  5 3/4%, 3/15/00 Aaa  380,000  381,900
  8 1/2%, 4/1/06 Aaa  750,000  863,906
Tennessee Valley Authority 4.60%,
12/15/96 Aaa  215,000  213,357
U.S. Housing & Urban
Development 8.27%, 8/1/03 Aaa  415,000  470,636
  8,175,959
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $75,939,750)   81,393,981
U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES - 20.6%
FEDERAL HOME LOAN GUARANTY CORPORATION - 1.2%
8 1/2%, 3/1/20 Aaa  2,110,090  2,220,448
FEDERAL NATIONAL MORTGAGE ASSOCIATION -  9.0%
5 1/2%, 5/1/00 to 7/1/01 Aaa  3,242,006  3,186,335
6%, 3/1/01 to 10/1/02 Aaa  10,841,849  10,821,467
6 1/2%, 1/1/26  Aaa  2,500,000  2,469,525
  16,477,327
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.4%
6%, 8/15/08 to 5/15/09  Aaa  4,266,814  4,236,135
6%, 1/15/11 (c) Aaa  2,050,000  2,035,261
6 1/2%, 10/15/23 to 4/15/24 Aaa  4,535,175  4,498,304
7 1/2%, 10/15/22 to 6/15/24 Aaa  4,765,562  4,903,076
8%, 2/15/17 Aaa  423,450  445,291
10%, 7/15/13 to 11/15/24 Aaa  2,749,852  3,030,208
  19,148,275
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $36,935,085)   37,846,050
COMMERCIAL MORTGAGE SECURITIES - 4.3%
CS First Boston Mortgage Securities
Corp. commercial Series:
  1994-CFB1 Class A-1,
   6.4255%, 1/25/28 (d) Aaa  512,139  511,499
  1995-AEWI Class A1,
   6.665%, 11/25/27 Aaa  474,745  479,863
FDIC commercial Series 1994-C1
Class II-A1, 6.30%, 9/25/25 Aaa  101,643  101,580

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Lennar Central Partner LP
commercial floater Series 1994-1
Class B, 6.1825%,
9/15/01 (b)(d) - $ 733,000 $ 733,687
Meritor Mortgage Security Corp.
commercial Series 1987-1
Class A-3, 9.40%, 6/1/99 Baa3  192,363  193,806
Nomura Asset Securities Corp.
commercial floater Series
1994 MD-II Class A-6,
6.9525%, 7/4/03 (d) -  179,477  178,327
Oregon pass thru certificates
commercial Series 1995
Class 1-A, 7.15%, 6/25/26 (b) AAA  475,092  482,219
Resolution Trust Corp. commercial:
 Series 1994-C1 Class A-4,
 7 1/4%, 6/25/26 AAA  90,635  90,536
 Series 1994-C2 Class A-2,
 7 3/4%, 4/25/25 AAA  28,667  28,756
 Series 1994-C2 Class A-4,
 7 1/2%, 4/25/25 AAA  68,153  68,345
 Series 1994-N2 Class 3, 7 1/2%
 12/15/04 (b)(e) Baa2  400,000  402,500
 Series 1995-C1 Class A-2B,
 6.55%, 2/25/27 Aaa  900,000  905,906
 Series 1995-C1 Class A-4B,
 6.65%, 2/25/27 Aaa  740,000  746,128
 Series 1995-C1 Class C,
 6.90%, 2/25/27 A2  500,000  496,094
 floater (d):
 Series 1993-C2 Class A-2,
  6.745%, 3/25/25 AAA  550,631  554,072
  Series 1994-C1 Class A-3,
  6.425%, 6/25/26 AAA  367,236  367,236
SC Finance Corp. commercial
floater 7.2375%, 8/1/04 (b)(d) -  600,000  606,000
SKW Real Estate LP commercial (b):
 Class A, 6.45%,
 4/15/02 (d) AA  132,990  133,364
 Series II Class B, 6.90%,
 4/15/02 (e) A  100,000  100,375
Structured Asset Securities Corp.
commercial Series:
 1993-C1 Class A-1,
 6.60%, 10/25/24 AA+  158,639  159,086
 1995-C1 Class D,
 7 3/8%, 9/25/24 BBB  650,000  633,547
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,789,886)   7,972,926
FOREIGN GOVERNMENT OBLIGATIONS (F) - 2.6%
Alberta Province yankee
9 1/4%, 4/1/00  Aa2  1,400,000  1,584,464
British Columbia Province
yankee 7%, 1/1/03  Aa2  500,000  532,020
Manitoba Province yankee
6 3/4%, 3/1/03  A1  500,000  518,735
FOREIGN GOVERNMENT OBLIGATIONS (F) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
Ontario Province yankee
7 3/4%, 6/4/02 Aa3 $ 1,000,000 $ 1,088,670
Quebec Province yankee:
8.24%, 2/28/96 A2  500,000  501,654
 7 1/2%, 7/15/02 A2  500,000  530,885
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,646,477)   4,756,428
REPURCHASE AGREEMENTS - 8.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.91% dated
12/29/95 due 1/2/96  $ 15,398,105  15,388,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $175,791,623)  $ 183,406,409
LEGEND
(a) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,619,704 or 3.1% of net assets.
(c) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
(f) Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $310,380,224 and $245,594,124, respectively, of which U.S. government and government agency obligations aggregated $258,308,405 and $200,692,243, respectively.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 80.8% AAA, AA, A 79.6%
Baa 6.8% BBB 8.2%
Ba 1.4% BB 0.8%
B 0.0% B 0.2%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.8%.
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $175,807,019. Net unrealized appreciation aggregated $7,599,390, of which $7,892,920 related to appreciated investment securities and $293,530 related to depreciated investment securities.
At December 31, 1995, the fund had a capital loss carryforward of approximately $229,877, all of which will expire on December 31, 2002. VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1995

ASSETS

Investment in                               $ 183,406,409
securities, at
value (including
repurchase
agreements of
$15,388,000)
(cost
$175,791,623)
- See
accompanying
schedule

Cash                                         34,004

Receivable for                               711,197
fund shares sold

Interest receivable                          2,451,500

Other receivables                            1,563

 TOTAL ASSETS                                186,604,673

LIABILITIES

Payable for                   $ 2,780,849
investments
purchased
Regular delivery

 Delayed delivery              2,030,183


Accrued                        65,589
management
fee

Payable for fund               122,146
shares
redeemed

Other payables                 60,019
and accrued
expenses

 TOTAL LIABILITIES                           5,058,786

NET ASSETS                                  $ 181,545,887

Net Assets
consist of:

Paid in capital                             $ 164,573,578

Undistributed net                            9,528,238
investment
income

Accumulated                                  (170,715
undistributed net                           )
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                               7,614,786
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                             $ 181,545,887
14,551,940
shares
outstanding

NET ASSET VALUE,                             $12.48
offering price
and redemption
price per share
($181,545,887 (divided by)
14,551,940
shares)

STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                                $ 10,413,518
Interest

EXPENSES

Management fee                                                     $ 660,058

Transfer agent fees                                                 81,906

Accounting fees and expenses                                        58,943

Non-interested trustees' compensation                               624

Custodian fees and expenses                                         3,480

Audit                                                               35,732

Legal                                                               793

Miscellaneous                                                       16,559

 TOTAL EXPENSES                                                                   858,095

NET INVESTMENT INCOME                                                             9,555,423

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              2,631,902

 Foreign currency transactions                                      2,543         2,634,445

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              10,805,444

 Assets and liabilities in                                          (5,599        10,799,845
foreign currencies                                                 )

NET GAIN (LOSS)                                                                   13,434,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 22,989,713


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1995           1994

Operations                                     $ 9,555,423     $ 7,413,058
Net investment income

 Net realized gain (loss)                       2,634,445       (5,607,010)

 Change in net unrealized appreciation          10,799,845      (6,305,516)
(depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS          22,989,713      (4,499,468)
RESULTING FROM OPERATIONS

Distributions to shareholders                   (4,480,858)     -
From net investment income

 From net realized gain                         -               (90,529)

 In excess of net realized gain                 -               (226,505)

 TOTAL DISTRIBUTIONS                            (4,480,858)     (317,034)

Share transactions                              116,054,959     53,245,805
Net proceeds from sales of shares

 Reinvestment of distributions                  4,480,858       317,034

 Cost of shares redeemed                        (68,879,418)    (59,742,109)

 NET INCREASE (DECREASE) IN NET ASSETS          51,656,399      (6,179,270)
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS       70,165,254      (10,995,772)

NET ASSETS

 Beginning of period                            111,380,633     122,376,405

 End of period (including undistributed net    $ 181,545,887   $ 111,380,633
investment income of $9,528,238 and
$7,322,731, respectively)

OTHER INFORMATION
Shares

 Sold                                           9,944,966       4,760,105

 Issued in reinvestment of distributions        413,363         27,544

 Redeemed                                       (5,910,491)     (5,343,262)

 Net increase (decrease)                        4,447,838       (555,613)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1995                       1994   1993 C   1992   1991



Net asset value, beginning of period             $ 11.020    $ 11.480    $ 10.970    $ 11.080   $ 9.920

Income from Investment Operations                 .320        .733        .641        .672       .455
Net investment income

 Net realized and unrealized gain (loss)          1.530       (1.163)     .559        .058       1.165

 Total from investment operations                 1.850       (.430)      1.200       .730       1.620

Less Distributions                                (.390)      -           (.628)      (.680)     (.460)
From net investment income

 In excess of net investment income               -           -           (.002)      -          -

 From net realized gain                           -           (.010)      (.050)      (.160)     -

 In excess of net realized gain                   -           (.020)      (.010)      -          -

 Total distributions                              (.390)      (.030)      (.690)      (.840)     (.460)

Net asset value, end of period                   $ 12.480    $ 11.020    $ 11.480    $ 10.970   $ 11.080

TOTAL RETURN  A, B                                17.32%      (3.76)%     10.96%      6.65%      16.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 181,546   $ 111,381   $ 122,376   $ 73,598   $ 44,835

Ratio of expenses to average net assets           .59%        .67%        .68%        .76%       .80%
                                                                                                D

Ratio of net investment income to average net     6.53%       6.53%       6.85%       7.11%      7.73%
assets

Portfolio turnover rate                           182%        143%        70%         119%       128%





A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THOSE CHARGES
WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF
NOTES TO FINANCIAL STATEMENTS).
C EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL
STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF
CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."
AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.


VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995    PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Asset Manager                      16.96%   12.76%   11.24%

S&P 500                            37.58%   16.60%   12.58%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of growth in the long run and volatility
in the short run. In turn, the share price and return
of a fund that invests in stocks will vary. That
means if you sell your shares during a market
downturn, you might lose money. But if you can
ride out the market's ups and downs, you may
have a gain.
(checkmark)
You can compare the fund's returns to those of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. This benchmark includes reinvested dividends and capital gains, if any. Consumer Price Index information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989.
If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
                VIP II: Asset ManStandard & PoFidelity C
       09/30/89            10000     10000.00     10000
       10/31/89   10020.02002002      9768.00     10057
       11/30/89 10060.0600600601      9967.27  10176.68
       12/31/89 10091.0931174089     10206.48  10276.41
       01/31/90 9868.42105263158      9521.63  10028.75
       02/28/90 9969.63562753036      9644.46  10092.93
       03/31/90 10050.6072874494      9900.03  10191.84
       04/30/90 9919.02834008097      9652.53  10098.08
       05/31/90 10425.1012145749     10593.65  10527.25
       06/30/90 10506.0728744939     10521.62  10592.52
       07/31/90 10485.8299595142     10487.95  10657.13
       08/31/90 10141.7004048583      9539.84  10327.82
       09/30/90 9929.14979757085      9075.25  10235.91
       10/31/90 9979.75708502024      9036.22  10309.61
       11/30/90 10465.5870445344      9619.96  10618.89
       12/31/90 10769.2307692308      9888.36  10793.04
       01/31/91 11284.5552884615     10319.49  10999.19
       02/28/91 11726.2620192308     11057.34  11274.17
       03/31/91 11915.5649038462     11324.93  11397.06
       04/30/91 12094.3509615385     11352.11  11472.28
       05/31/91 12367.7884615385     11842.52  11654.69
       06/30/91 12146.9350961538     11300.13  11503.18
       07/31/91 12451.9230769231     11826.72  11734.39
       08/31/91 12704.3269230769     12107.01  11943.26
       09/30/91 12777.9447115385     11904.82  12000.59
       10/31/91 12862.0793269231     12064.35   12107.4
       11/30/91 12651.7427884615     11578.15  12023.86
       12/31/91 13198.6177884615     12902.69  12616.63
       01/31/92 13366.8870192308     12662.70  12479.11
       02/29/92 13626.4747734306     12827.32  12558.98
       03/31/92 13593.2664677277     12577.19  12468.55
       04/30/92 13792.5163019452     12946.96  12621.92
       05/31/92 13936.4189599912     13010.40  12745.61
       06/30/92 13925.3495247569     12816.54  12750.71
       07/31/92 14157.8076646773     13340.74  13097.53
       08/31/92 14113.5299237401     13067.25  13047.76
       09/30/92 14202.0854056145     13221.45  13192.59
       10/31/92 14224.2242760831     13267.72  13139.82
       11/30/92 14534.1684626437     13720.15  13314.58
       12/31/92 14744.4877320955     13888.91  13478.35
       01/31/93 15010.1541777188     14005.57  13646.82
       02/28/93 15150.9206362925     14196.05  13836.52
       03/31/93 15579.8296367078     14495.59  13979.03
       04/30/93 15672.5667178787     14144.79  13893.76
       05/31/93  15939.185826245     14523.87  14042.42
       06/30/93 16066.6993128549     14565.99  14191.27
       07/31/93  16263.765610343     14507.73  14209.72
       08/31/93 16739.0431513438     15057.57  14559.28
       09/30/93 16750.6352864902     14941.63  14544.72
       10/31/93 17202.7285571982     15250.92  14694.53
       11/30/93 17179.5442869055     15106.04  14581.38
       12/31/93 17875.0723956871     15288.82     14682
       01/31/94 18443.0870178587     15808.64  14969.76
       02/28/94  17857.332330293     15380.23  14685.34
       03/31/94 17017.9890531879     14709.65  14306.46
       04/30/94 17030.1534485083     14897.93  14343.65
       05/31/94 17176.1261923527     15142.26  14439.75
       06/30/94 16847.6875187028     14771.27  14295.36
       07/31/94 17139.6330063916     15255.77  14596.99
       08/31/94 17541.0580519635     15881.26  14848.06
       09/30/94 17334.1532847956     15492.17  14629.79
       10/31/94 17419.3633079653     15840.74  14770.24
       11/30/94 17163.7332384563     15263.82  14556.07
       12/31/94 16786.3745644193     15490.18  14691.44
       01/31/95 16676.8188203441     15891.84  14966.17
       02/28/95  16946.968217498     16511.15  15340.32
       03/31/95 17170.7726400328     16998.39  15575.03
       04/30/95 17444.3113786865     17498.99  15855.38
       05/31/95 17668.1158012213     18198.43  16380.19
       06/30/95 17817.3187495779     18621.18  16599.69
       07/31/95 18451.4312800932     19238.66  16810.51
       08/31/95  18675.235702628     19286.95  16921.45
       09/30/95 18911.4737041925     20100.85  17286.96
       10/31/95 18662.8021235983     20029.09  17385.49
       11/30/95 19147.7117057571     20908.37  17813.18
       12/29/95 19632.6212879159     21311.07  18067.91




Let's say you invested $10,000 in Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By December 31, 1995, your investment would have grown to $19,633 - a 96.33% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $21,311 over the same period - a 113.11% increase.
You can also look at how the Fidelity Composite Index, a hypothetical combination of unmanaged indices, did over the same period. Reflecting the fund's neutral mix of 40% stocks, 40% bonds, and 20% short-term instruments, this index combines returns from the S&P 500 (113.11%), Lehman Brothers Treasury Bond Index (76.26%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (36.97%). With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $18,068 - an 80.68% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1995
                          % OF FUND'S
                          INVESTMENTS

Chrysler Corp.            2.3

Northrop Grumman Corp.    1.6

Aluminum Co. of America   1.4

General Dynamics Corp.    1.3

General Motors Corp.      1.1

TOP FIVE FIXED-INCOME SECURITIES AS OF DECEMBER 31, 1995
(BY ISSUER, EXCLUDING REPURCHASE AGREEMENTS)   % OF FUND'S
                                               INVESTMENTS

U.S Treasury Obligations                       17.5

MBL International Finance Bermuda Trust        2.2

Brazil Federative Republic IDU                 1.1

Inco Ltd.                                      1.1

Chubb Corp. (The)                              1.0

ASSET ALLOCATION AS OF DECEMBER 31, 1995*
Row: 1, Col: 1, Value: 12.0
Row: 1, Col: 2, Value: 30.0
Row: 1, Col: 3, Value: 28.0
Row: 1, Col: 4, Value: 30.0
Stock class  58%
Bond class  30%
Short-term class
and other  12%
FOREIGN INVESTMENTS  30.5%
*

  ASSET ALLOCATIONS IN THIS PIE CHART REFLECT THE CATEGORIZATION OF ASSETS
AS
DEFINED IN THE FUND'S PROSPECTUS.
   FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS
AND WILL DIFFER FROM THE PIE CHART.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Andy
Offit, Portfolio Manager of Asset Manager Portfolio
Q. ANDY, HOW DID THE FUND PERFORM?
A. Quite well in absolute terms, reasonably well in relative terms, during a year in which the performance standard was unusually high. During 1995, Asset Manager produced a double-digit total return, in line with the average for all global funds that invest in stocks and bonds. Looking back, there was both good news and bad news. The good news had to do with asset allocation. When I took over the fund in early spring, only about 30% of the fund's assets were invested in stocks. I immediately set about increasing that allocation, nearly reaching Asset Manager's 60% cap on stocks by the end of May, and the fund profited as a result. The bad news had to do with country allocation. Asset Manager included both foreign and domestic stocks in its mix, and during 1995, foreign markets failed to keep pace.
Q. HOW WERE THE FUND'S ASSETS DISTRIBUTED AT THE END OF THE PERIOD?
A. About 58% stocks, 30% bonds and 12% cash equivalents. Foreign investments, mostly stocks, totaled about 31% of the fund's assets. Those numbers have not changed appreciably during the past six months. Compared to a year ago, however, the fund has significantly more stocks, fewer bonds and less cash. Also, the fund had an 18% stake in emerging markets one year ago, but only 8% at the end of the period.
Q. HOW DID YOU APPROACH INVESTING IN TECHNOLOGY STOCKS?
A. I certainly didn't ignore the sector. At one time, technology stocks totaled almost 10% of the fund's assets. I look for compelling situations where the potential for gain exceeds the potential for loss. When I find those companies, I like to make large commitments. That's evident in the declining number of individual securities in the fund-about 250 at the end of the period, down from over 500 six months ago. Using my bottom-up criteria, I saw opportunities in several technology stocks early in the year, and staked out big positions in companies such as IBM, Compaq, Intel and Microsoft. However, as the summer wore on, my outlook shifted. I began to see more room for technology stocks to fall if things went wrong than to continue rising if things went well. At that point I began taking profits and investing the proceeds elsewhere.
Q. WHERE ELSE DID YOU LOOK FOR VALUE IN U.S. STOCKS DURING 1995?
A. Several of the fund's best investments were defense stocks, including Northrop Grumman and General Dynamics. Both have achieved strong positions in a consolidating industry by generating cash and using that cash to pay down debt and make acquisitions. The fund also did well with energy stocks, including Kerr-McGee, an oil company, and two oil-service companies:
Reading & Bates and Tidewater. Unfortunately, several of the fund's larger positions, including Chrysler, were flat performers.
Q. WHERE WAS THE FUND'S FOREIGN EXPOSURE?
A. Mainly in Japan, about 18% of total assets. While results so far have been less than those achieved in the U.S., I see Japan as one of the larger turnaround opportunities in the world. With its market down 50% from its peak in 1989, the yen has started to weaken, consumer sentiment is improving and the economy is beginning to grow for the first time in five years. I began last spring investing in Japanese electronics companies, however, lately my focus has shifted to cyclical sectors that could benefit from an economic rebound, such as retail and steel companies.
Q. WHAT WAS YOUR BOND STRATEGY?
A. Earlier in the year, the fund had fairly large exposure to so-called junk bonds-those with credit ratings below Baa or BBB from one of the bond rating agencies. Most did quite well, but as the economy has slowed down, I've moved increasingly into U.S. Treasuries. As the difference between long-term and short-term interest rates has narrowed, I've concentrated on securities in the middle of the yield curve, with maturities between five and 15 years. They seem to offer the best balance between attractive yield and the potential for price gains going forward.
Q. WHAT'S THE OUTLOOK?
A. Promising. Moderate growth and benign inflation mean interest rates could head still lower in the months ahead, providing an attractive backdrop for both stocks and bonds. Another key in 1996 will be how well foreign stocks perform, especially the fund's 18% stake in Japan. I believe Japan, rather than Europe or the United States, has the greatest potential for gain in the months ahead.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of December 31, 1995, more than $3.3 billion
MANAGER: Andy Offit, since February 1995;
joined Fidelity in 1987
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 52.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 3.2%
AEROSPACE & DEFENSE - 1.9%
Northrop Grumman Corp.   811,500 $ 52,029,722
Thiokol Corp.   317,900  10,768,863
  62,798,585
SHIP BUILDING & REPAIR - 1.3%
General Dynamics Corp.   703,800  41,612,175
TOTAL AEROSPACE & DEFENSE   104,410,760
BASIC INDUSTRIES - 5.3%
CHEMICALS & PLASTICS - 1.8%
Raychem Corp.   193,600  11,011,000
Sekisui Chemical Co. Ltd.   1,174,000  17,258,027
Synetic, Inc. (a)(m)  1,080,882  31,480,688
  59,749,715
IRON & STEEL - 1.0%
Bakrie & Brothers PT Ord. (For. Reg.)  2,812,000  5,103,787
Kobe Steel (a)  4,389,000  13,540,532
NKK Corp. (a)  4,363,000  11,730,309
Sumitomo Metal Industries Ltd. (a)  851,000  2,576,044
  32,950,672
METALS & MINING - 2.5%
Aluminum Co. of America  898,300  47,497,613
Falconbridge Ltd.   29,400  624,913
Falconbridge Ltd.
 1st installment receipt (h)  1,257,300  10,943,260
Inco Ltd.   372,100  12,306,969
Pechiney SA Class A  320,000  11,074,289
Tongkah Holdings BHD  181,000  307,964
  82,755,008
TOTAL BASIC INDUSTRIES   175,455,395
CONGLOMERATES - 1.9%
Figgie International Holdings,
 Inc. Class A (a)  161,300  1,673,488
ITT Industries, Inc.   353,300  8,479,200
Koor Industries Ltd. (a)  34,140  3,376,731
Koor Industries Ltd. sponsored ADR  550,900  11,155,725
United Technologies Corp.   390,200  37,020,225
  61,705,369
CONSTRUCTION & REAL ESTATE - 1.6%
BUILDING MATERIALS - 0.6%
Hume Industries BHD  56,000  269,082
Masco Corp.   541,900  17,002,113
Mulia Industrindo PT (For. Reg.)  302,000  851,914
Tostem Corp.   90,000  2,985,493
  21,108,602
CONSTRUCTION - 0.7%
Daito Trust Construction  215,600  2,543,830
Daiwa House Industry Co. Ltd.   555,000  9,124,758
Higashi Nihon House Co. Ltd.   98,000  1,611,219
Kaufman & Broad Home Corp.   249,600  3,712,800
Nichiei Construction Co. Ltd.  34,000  384,720
Obayashi Corp.   180,000  1,427,466
Taisei Corp.   809,000  5,390,725
  24,195,518
REAL ESTATE - 0.3%
Bandar Raya Development BHD  805,000  1,147,735
Ciputra Development PT (For. Reg.)  1,558,000  2,453,009
Country Heights Holdings BHD  1,357,000  2,661,623

 SHARES VALUE (NOTE 1)
Guoco Holdings, Inc. Class B  58,000 $ 8,955
Hysan Development Co. Ltd.   1,188,000  3,141,882
Pakuwon Jati PT (For. Reg.)  2,127,500  1,349,170
  10,762,374
TOTAL CONSTRUCTION & REAL ESTATE   56,066,494
DURABLES - 6.4%
AUTOS, TIRES, & ACCESSORIES - 3.7%
Chrysler Corp.   1,360,300  75,326,613
Federal-Mogul Corp.   200,000  3,925,000
General Motors Corp.   716,990  37,910,846
Honda Motor Co. Ltd.   340,000  7,003,869
  124,166,328
CONSUMER ELECTRONICS - 1.2%
Daiichi Corp. Ord.   358,600  8,462,128
Sony Corp.   515,600  30,866,190
  39,328,318
HOME FURNISHINGS - 0.2%
Polyvision Corp. (a)  1,515  3,125
Shimachu  162,000  5,185,880
  5,189,005
TEXTILES & APPAREL - 1.3%
APAC Centertex Corp. PT (For. Reg.)(a) 4,973,500 2,827,708 Andayani Megah PT 3,028,500 2,152,337
Aoki International Co. Ltd.   214,000  5,215,474
Benetton Group Spa  263,400  3,119,665
Bossa Ticaret Ve Sanayi
 Isletmeleri (a)(f)  4,460,300  325,823
Chiyoda Corp.   307,000  7,125,725
Christian Dior SA  22,500  2,421,278
Coteminas PN  7,197,900  2,406,829
Namyeung Vivien Corp. (a)  1,470  189,494
Onward Kashiyama & Co. Ltd.   424,000  6,888,975
Roda Vivatex PT (For. Reg.)  3,690,500  2,178,954
Tokyo Style Co. Ltd.   426,000  7,292,263
  42,144,525
TOTAL DURABLES   210,828,176
ENERGY - 2.6%
ENERGY SERVICES - 1.0%
Baker Hughes, Inc.   355,800  8,672,625
Hornbeck Offshore Services, Inc. (a) 194,300 3,813,138 Reading & Bates Corp. (a) 756,900 11,353,500
Transocean Drilling AS (a)  627,225  10,825,474
  34,664,737
OIL & GAS - 1.6%
Amerada Hess Corp.   245,700  13,022,100
British Petroleum PLC ADR  60,131  6,140,878
Kerr-McGee Corp.   323,200  20,523,200
Texaco, Inc.   100,000  7,850,000
Total SA Class B  68,008  4,580,993
  52,117,171
TOTAL ENERGY   86,781,908
FINANCE - 4.6%
BANKS - 1.5%
Cho Hung Bank Co. Ltd.   68,002  855,684
First International Bank of Israel:
 #1  270  31,538
 #5  19,815  2,394,764
Fleet Financial Group, Inc.   414,091  16,874,208
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Fuji Bank  378,000 $ 8,335,010
HSBC Holdings PLC  155,046  2,345,992
Hong Leong Bank BHD  1,557,000  4,292,635
Hong Leong Bank BHD (rights)(a)  233,550  46,912
Kookmin Bank (a)  12,970  256,300
Mitsubishi Trust & Banking Corp.   84,000  1,397,292
Mitsui Trust and Banking  317,000  3,464,313
Sakura Bank Ltd.   407,000  5,156,383
Sumitomo Trust & Banking Co. Ltd.   236,000  3,332,302
  48,783,333
CLOSED END INVESTMENT COMPANY - 0.2%
First NIS Regional Fund, Inc. (a)(h) 200,000 1,100,000 R.O.C. Taiwan Fund (SBI) 516,000 5,418,000
  6,518,000
CREDIT & OTHER FINANCE - 0.8%
Acom Co. Ltd.   383,000  16,001,548
American Express Co.   66,691  2,759,340
Benpress Holdings Corp. GDR (a)  492,300  2,338,425
Hong Leong Credit BHD  779,000  3,865,853
  24,965,166
FEDERAL SPONSORED CREDIT - 0.6%
Federal National Mortgage Association 98,600 12,238,725 Student Loan Marketing Association 98,400 6,482,100
  18,720,825
INSURANCE - 0.7%
Allstate Corp.   95,000  3,906,875
ITT Hartford Group, Inc.   353,300  17,090,888
Malaysian Assurance Alliance BHD  629,000  2,848,956
  23,846,719
SECURITIES INDUSTRY - 0.8%
Daiwa Securities Co. Ltd.   713,000  10,894,971
Nomura Securities Co. Ltd.   768,000  16,711,799
  27,606,770
TOTAL FINANCE   150,440,813
HEALTH - 3.6%
DRUGS & PHARMACEUTICALS - 2.5%
Barr Laboratories, Inc. (a)(m)  761,200  22,645,700
Genentech, Inc. (a)  634,400  33,623,200
IVAX Corp.   864,800  24,646,800
Kalbe Farma (For. Reg.)  331,000  1,121,912
  82,037,612
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Bausch & Lomb, Inc.   275,900  10,932,538
Benson Eyecare Corp. (a)  57,125  514,125
U.S. Surgical Corp.   1,105,500  23,630,063
  35,076,726
TOTAL HEALTH   117,114,338
HOLDING COMPANIES - 0.3%
Berjaya Group BHD  4,625,000  2,987,397
Israel Corp. #1 (a)  12,810  898,208
Malaysian Plantations BHD  233,000  252,363
Perdigao SA Comercio
 e Industria PDG (a)  4,124,176  10,608
Transmarco Ltd.   740,000  6,801,951
  10,950,527

 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 4.9%
ELECTRICAL EQUIPMENT - 2.2%
General Electric Co.   314,100 $ 22,615,200
Mitsubishi Electric Co. Ord.   3,103,000  22,297,186
Murata Manufacturing Co. Ltd.   10,000  367,505
Omron Corp.   1,221,000  28,104,256
  73,384,147
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Komatsu Ltd. Ord.   239,000  1,964,700
NSK Ltd.   1,207,000  8,754,836
Nippon Thompson Co. Ltd.   327,000  2,877,853
Van Der Horst Ltd.   2,022,000  10,222,230
  23,819,619
POLLUTION CONTROL - 2.0%
Browning-Ferris Industries, Inc.   1,207,100  35,609,450
WMX Technologies, Inc.   1,029,300  30,750,338
  66,359,788
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   163,563,554
MEDIA & LEISURE - 3.8%
ENTERTAINMENT - 0.1%
Multi-Purpose Holdings BHD  1,192,000  1,746,451
LEISURE DURABLES & TOYS - 1.1%
Namco Ltd.   350,200  11,650,754
Nintendo Co. Ltd. Ord.   308,000  23,382,979
  35,033,733
LODGING & GAMING - 2.1%
Bally Gaming International,
 Inc. (warrants)(a)  38,400  206,400
Circus Circus Enterprises, Inc.   216,000  6,021,000
Fitzgeralds South, Inc.
 (warrants) (a)(f)  420  -
ITT Corp.   353,300  18,724,900
Mirage Resorts, Inc. (a)  699,300  24,125,850
Sun International Hotels Ltd. Class B (a)  1,074  35,442
WMS Industries, Inc. (a)(m)  1,301,800  21,316,975
  70,430,567
PUBLISHING - 0.2%
Times Mirror Co. Class A  200,000  6,775,000
RESTAURANTS - 0.3%
Denny's Japan Co. Ltd.   170,000  5,672,147
Yoshinoya D&C Co. Ltd. Ord.   193  3,359,768
  9,031,915
TOTAL MEDIA & LEISURE   123,017,666
NONDURABLES - 2.1%
BEVERAGES - 0.3%
Brahma (Cia Cervejaria) PN
 Class B (Pfd. Reg.)  14,855,200  6,113,718
Chosun Brewery Co. Ltd.   8,000  295,972
Panamerican Beverages, Inc. Class A  70,000  2,240,000
  8,649,690
FOODS - 0.1%
Osem Investment Ltd.  157,802  937,671
Weston George Ltd.   37,200  1,370,103
  2,307,774
HOUSEHOLD PRODUCTS - 0.6%
Maybelline, Inc.   411,500  14,916,875
Metro Pacific, Inc. Class B  26,668,000  4,930,988
  19,847,863
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 1.1%
Philip Morris Companies, Inc.   268,700 $ 24,317,350
RJR Nabisco Holdings Corp.   388,400  11,991,850
Souza Cruz Industria Comerico  22,000  124,039
  36,433,239
TOTAL NONDURABLES   67,238,566
PRECIOUS METALS - 0.0%
Agnico Eagle Mines Ltd.   83,100  1,043,052
RETAIL & WHOLESALE - 7.2%
APPAREL STORES - 1.0%
Ross Stores, Inc.   900,000  17,212,500
Shimamura Corp.   127,300  4,912,253
TJX Companies, Inc.   180,900  3,414,488
Talbots, Inc.   211,800  6,089,250
  31,628,491
GENERAL MERCHANDISE STORES - 4.0%
Aoyama Trading Co. Ord.   637,300  20,339,362
Carrefour  6,100  3,693,692
Hankyu Department Stores, Inc.   1,326,000  19,620,697
Hanshin Department Store Ltd.   138,000  1,061,025
Isetan Co. Ltd.   186,000  3,058,027
Ito-Yokado Co. Ltd.   323,000  19,867,312
Jusco Co. Ltd.   536,000  13,944,294
Lojas Americanas  28,247,300  662,625
Matahari Putra Prima PT (For. Reg.)  6,956,000  12,244,882
Matsuzakaya Co., Ltd.   722,000  9,147,195
Mitsukoshi Ltd.   742,000  6,960,735
Takashimaya Co. Ltd.   1,110,000  17,712,766
Tokyu Department Stores Co., Ltd.   721,000  4,762,505
  133,075,117
GROCERY STORES - 0.3%
Heiwado Co. Ltd.   154,000  3,157,447
Izumi Co. Ord.   231,000  5,093,617
Loblaw Companies Ltd.   35,500  803,359
  9,054,423
RETAIL & WHOLESALE, MISCELLANEOUS - 1.7%
Amway Japan Ltd.   552,500  23,296,906
Home Depot, Inc. (The)  282,500  13,524,688
Modern Photo Film PT  99,000  573,694
Tsutsumi Jewelry Co. Ltd.   36,100  1,805,000
Uny Co. Ltd.   933,000  17,505,029
  56,705,317
TRADING COMPANIES - 0.2%
Bimantara Citra (For. Reg.) (a)  9,313,500  7,739,193
TOTAL RETAIL & WHOLESALE   238,202,541
SERVICES - 0.1%
ADVERTISING - 0.1%
WPP Group PLC  1,303,200  3,314,337
SERVICES - 0.0%
Christies International PLC  335,200  1,086,406
Sotheby's Holdings, Inc. Class A  34,800  495,900
  1,582,306
TOTAL SERVICES   4,896,643

 SHARES VALUE (NOTE 1)
TECHNOLOGY - 3.2%
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Canon, Inc.   157,000 $ 2,839,362
Compaq Computer Corp.  (a)  359,800  17,270,400
Pitney Bowes, Inc.   510,200  23,979,400
  44,089,162
ELECTRONICS - 0.7%
Hitachi Ltd.   1,788,000  17,983,753
Nitto Denko Corp.   366,000  5,663,443
Samsung Electronics Co. Ltd.
 GDR representing shares (a)(f)  12  1,148
  23,648,344
PHOTOGRAPHIC EQUIPMENT - 1.2%
Fuji Photo Film Co. Ltd.   1,178,000  33,950,097
Konica Corp.   646,000  4,673,192
  38,623,289
TOTAL TECHNOLOGY   106,360,795
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.1%
Nippon Express  417,000  4,008,685
SHIPPING - 0.2%
Seacor Holdings, Inc. (a)  200,000  5,400,000
Sembawang Maritime Ltd.   801,000  2,548,611
  7,948,611
TRUCKING & FREIGHT - 0.1%
Fukuyama Transporting Co. Ltd.   408,000  3,827,466
TOTAL TRANSPORTATION   15,784,762
UTILITIES - 1.2%
CELLULAR - 0.0%
Korea Mobile Telecommunications Corp.  800  860,954
Netas SA Ord.  492,300  142,609
  1,003,563
ELECTRIC UTILITY - 0.1%
Aboitiz Equity Ventures, Inc. (a)  9,791,000  1,866,374
Korea Electric Power Corp.   47,355  2,032,453
Mosenergo AO sponsored
 ADR (a)(f)  89,600  705,600
  4,604,427
TELEPHONE SERVICES - 1.1%
Bell Atlantic Corp.   206,900  13,836,438
Telebras PN:
 (Pfd. Reg.)  58,793,000  2,830,918
 sponsored ADR  177,600  8,413,800
Telecomunicacoes de Minas Gerais
 SA (Telemig)  1,269,000  65,281
Telefonos de Mexico SA sponsored ADR
 representing shares Ord. Class L  207,800  6,623,625
Telepar PN  5,462,000  1,736,466
Telesp PN (Pfd. Reg.)  19,563,700  2,878,347
  36,384,875
TOTAL UTILITIES   41,992,865
TOTAL COMMON STOCKS
 (Cost $1,564,808,795)   1,735,854,224
PREFERRED STOCKS - 0.9%
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.9%
HEALTH - 0.9%
MEDICAL EQUIPMENT & SUPPLIES - 0.9%
U.S. Surgical Corp. $2.20 (f)  1,159,800 $ 29,284,950
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
 exchangeable pay-in-kind $3.52  20,000  545,000
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
Alpine Group, Inc. 8% cumulative  1,018  45,810
TOTAL CONVERTIBLE PREFERRED STOCKS   29,875,760
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd.,
 Series 1, adj. rate  178,000  515,337
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B,
 exchangeable $14.875  5,100  504,900
TOTAL NONCONVERTIBLE PREFERRED STOCKS   1,020,237
TOTAL PREFERRED STOCKS
 (Cost $31,201,505)   30,895,997
CORPORATE BONDS - 10.4%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (C) AMOUNT (B)
CONVERTIBLE BONDS - 8.3%
BASIC INDUSTRIES - 1.8%
CHEMICALS & PLASTICS - 0.7%
Valhi, Inc. liquid yield option
notes 0%, 10/20/07 B1 $ 55,465,000  21,631,350
METALS & MINING - 1.1%
Inco Ltd. 5 3/4%, 7/1/04 Baa2  27,870,000  36,788,400
TOTAL BASIC INDUSTRIES   58,419,750
FINANCE - 4.1%
BANKS - 0.2%
Banco De Galicia Y Buenos Aire
7%, 8/01/02 B1  2,360,000  2,171,200
Bangkok Bank PCL euro
3 1/4%, 3/3/04 (f) -  4,185,000  4,436,100
   6,607,300
CREDIT & OTHER FINANCE - 2.5%
AC International Finance
3%, 6/8/00 -  5,140,000  5,808,200
Cre Fin (Caymen Islands) Ltd.
3%, 11/24/05 (f) -  5,000,000  5,487,500
MBL International Finance Bermuda
Trust 3%, 11/30/02 Aa3  61,860,000  71,448,300
   82,744,000

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
INSURANCE - 1.4%
Chubb Corp. (The) 6%,
5/15/98 Aa3 $ 29,180,000 $ 32,681,600
Fremont General Corp. liquid
yield option notes
0%, 10/12/13 Ba2  8,410,000  4,162,950
Mutual Risk Management Ltd.
exchangeable 0%,
10/30/15 (f) -  20,000,000  8,150,000
   44,994,550
TOTAL FINANCE   134,345,850
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Phoenix Shannon PLC 9 1/2%,
11/1/00 (f) -  3,310,000  3,310,000
MEDIA & LEISURE - 0.8%
BROADCASTING - 0.6%
Time Warner, Inc. liquid yield
option notes 0%, 12/17/12 Ba1  56,280,000  19,768,350
LEISURE DURABLES & TOYS - 0.2%
Hasbro Corp. 6%, 11/15/98 A3  4,720,000  5,168,400
TOTAL MEDIA & LEISURE   24,936,750
RETAIL & WHOLESALE - 0.7%
DRUG STORES - 0.5%
Rite Aid Corp. liquid yield option
notes 0%, 7/24/06 Baa1  30,020,000  16,773,675
GENERAL MERCHANDISE STORES - 0.2%
General Host Corp.
8%, 2/15/02 B3  7,550,000  6,040,000
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Pier 1 Imports, Inc. exchangeable
8 1/2%, 12/1/00 (e) -  1,000,000  835,000
TOTAL RETAIL & WHOLESALE   23,648,675
SERVICES - 0.0%
ADT Operations, Inc. liquid
yield option notes
0%, 7/6/10 Ba3  896,000  427,840
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Unisys Corp. 8 1/4%, 8/1/00  B2  350,000  309,313
ELECTRONICS - 0.1%
United Microelectronics Corp.
euro 1 1/4%, 6/8/04 -  1,718,000  2,147,500
TOTAL TECHNOLOGY   2,456,813
UTILITIES - 0.7%
TELEPHONE SERVICES - 0.7%
US West, Inc. liquid yield option
notes 0%, 6/25/11 A3  67,770,000  24,227,775
TOTAL CONVERTIBLE BONDS   271,773,453
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - 2.1%
CONSTRUCTION & REAL ESTATE - 0.6%
CONSTRUCTION - 0.0%
U.S. Home Corp.
9 3/4%, 6/15/03 Ba3 $ 1,090,000 $ 1,115,888
REAL ESTATE - 0.6%
Henderson Capital International
Ltd. euro 4%, 10/27/96 -  18,770,000  19,145,400
TOTAL CONSTRUCTION & REAL ESTATE   20,261,288
DURABLES - 0.2%
TEXTILES & APPAREL - 0.2%
Alpargatas SA Industrial y Comercial:
 euro 10 1/2%, 10/21/96 -  2,820,000  2,495,700
 9%, 11/26/96 -  4,230,000  3,807,000
Hat Brands, Inc., Series B,
12 5/8%, 9/15/02 -  380,000  399,000
   6,701,700
ENERGY - 0.1%
ENERGY SERVICES - 0.1%
Global Marine, Inc.
12 3/4%, 12/15/99 B1  2,480,000  2,740,400
INDEPENDENT POWER - 0.0%
Consolidated Hydro, Inc.,
Series B, 0%, 7/15/03 (d) -  1,700,000  680,000
TOTAL ENERGY   3,420,400
FINANCE - 0.0%
BANKS - 0.0%
Signet Banking Corp.
9 5/8%, 6/1/99 Baa2  790,000  872,381
MEDIA & LEISURE - 1.1%
BROADCASTING - 0.9%
Chancellor Broadcasting
12 1/2%, 10/1/04 B3  610,000  652,700
Viacom, Inc. 8%, 7/7/06 B1  29,010,000  29,517,675
   30,170,375
LODGING & GAMING - 0.1%
Ballys Grand, Inc. 1st mtg.
10 3/8%, 12/15/03 B1  1,920,000  1,958,400
RESTAURANTS - 0.1%
Host Marriott Travel Plazas, Inc.,
Series B, 9 1/2%, 5/15/05 B1  3,380,000  3,341,975
TOTAL MEDIA & LEISURE   35,470,750
NONDURABLES - 0.0%
BEVERAGES - 0.0%
Dr. Pepper/Seven-Up Companies,
Inc. 0%, 11/1/02 (d) Baa1  870,000  809,100

 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Apparel Retailers, Inc.
0%, 8/15/05 (d) Caa $ 1,410,000 $ 817,800
Lamonts Apparel, Inc.
10 1/4%, 11/1/99 (f)(l) -  2,816,000  704,000
   1,521,800
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Unisys Corp.
9 3/4%, 9/15/96 Ba3  695,000  677,625
TRANSPORTATION - 0.1%
TRUCKING & FREIGHT - 0.1%
MC-Cuernavaca Trust
9 1/4%, 7/25/01 (f) BBB  4,308,191  2,951,111
TOTAL NONCONVERTIBLE BONDS   72,686,155
TOTAL CORPORATE BONDS
 (Cost $331,361,222)   344,459,608
U.S. TREASURY OBLIGATIONS - 22.2%
7 3/4%, 12/31/99 Aaa  64,935,000  70,464,865
5 1/2%, 12/31/00 Aaa  30,000,000  30,154,800
6 1/4%, 2/15/03 Aaa  91,695,000  95,663,560
11 7/8%, 11/15/03 (g) Aaa  51,950,000  72,575,709
12 3/8%, 5/15/04 Aaa  8,510,000  12,320,863
6 1/2%, 8/15/05 Aaa  57,100,000  60,829,201
5 7/8%, 11/15/05 Aaa  29,500,000  30,163,750
11 3/4%, 2/15/10 Aaa  70,770,000  100,913,774
12 3/4%, 11/15/10 Aaa  22,010,000  33,523,871
13 7/8%, 5/15/11 Aaa  31,340,000  51,010,864
14%, 11/15/11 Aaa  7,730,000  12,820,901
6 7/8%, 8/15/25 Aaa  8,750,000  9,868,338
U.S. Treasury Bills, yield at date of
purchase 5.2187%, 3/21/96   158,000,000  156,214,114
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $719,506,492)   736,524,610
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage
Association 8 1/2%, 12/15/16
(cost $152,538) Aaa  142,893  151,198
COMMERCIAL MORTGAGE SECURITIES - 0.0%
CS First Boston Mortgage Securities
Corp. commercial Series 1994-CFB1
Class E, 6.4255%, 1/25/28 (i)
(cost $3,232) Ba2  3,993  3,209
FOREIGN GOVERNMENT OBLIGATIONS (K) - 1.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
Argentina Republic Brady FRB euro
6.8125%, 3/31/05 (i) B2 $ 8,940,000 $ 6,369,750
Brazil Federative Republic IDU euro
6 3/8%, 1/1/01 (i) B1  43,415,000  37,282,608
New Zealand Government
8%, 4/15/04 Aaa NZD 10,500,000  7,161,612
Siderurgica Brasileiras inflation
indexed 6%, 8/15/99 (j) - BRL 18,482,700  2,669,804
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $50,413,473)   53,483,774
REPURCHASE AGREEMENTS - 11.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.91% dated
 12/29/95 due 1/2/96  $ 386,677,752  386,424,000
PURCHASED OPTIONS - 0.8%
  EXPIRATION DATE/ UNDERLYING FACE
  STRIKE PRICE AMOUNT AT VALUE
269,266 Merrill Lynch Capital
 Markets PLC OTC Put Option
 on S&P 500 Apr. 96/577.44 $ 165,849,007  1,190,156
260,000,000 J. Aron and Co.
 OTC Put Option on
 Japanese Yen Feb. 96/94.03  236,187,808  21,814,000
70,000,000 Swiss Bank Corp.
 OTC Put Option on
 Japanese Yen Mar. 96/97.56  65,976,234  3,773,000
TOTAL PURCHASED OPTIONS
(Cost $23,525,293)   26,777,156
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,107,396,550) $  3,314,573,776
FUTURES CONTRACTS
  EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
1,586 Nikkei 225 Index
Futures Contracts Mar. 1996 $ 159,075,800 $ 8,457,295
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 4.8%
CURRENCY ABBREVIATIONS
BRL - Brazilian real
CAD - Canadian dollar
NZD - New Zealand dollar
LEGEND
(a) Non-income producing
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION ACQUISITION
SECURITY DATE COST
Pier 1 Imports, Inc.
 exchangeable 8 1/2%,
 12/1/00  2/14/95 $ 1,020,000
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,356,232 or 1.7% of net assets.
(g) Security pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,852,676.
(h) Purchased on an installment basis. Market value reflects only those payments made through December 31, 1995. The remaining installments for Falconbridge Ltd., aggregating CAD 23,888,700, are due July 31, 1996 and January 31, 1997. The remaining installment for First NIS Regional Fund, Inc., amounting to $600,000, is due March 1996.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Principal amount shown is original face amount and does not reflect the inflation adjustments.
(k) Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(l) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(m) A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. A summary of the transactions during the period in which the issuers were affiliates is as follows:
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Barr Laboratories, Inc.   $ - $ - $ - $22,645,700
Daehan Korean Blue-Chip
 Investment Trust    -  5,027,875  -  -
IVF America, Inc.    131,250  406,875  -  -
Synetic, Inc.    -  -  -  31,480,688
WMS Industries, Inc.    312,588  -  -  21,316,975
   $ 443,838  $5,434,750  - $ 75,443,363

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $6,964,009,493 and $7,132,057,926, respectively, of which U.S. government and government agency obligations aggregated $1,807,998,151 and $1,999,754,181, respectively.
The market value of futures contracts opened and closed during the period amounted to $499,261,361 and $557,177,398, respectively.
The fund placed a portion of its portfolio securities with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,011,688 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 21.8% AAA, AA, A 21.8%
Baa 1.7% BBB 2.3%
Ba 0.8% BB 1.5%
B 3.4% B 0.8%
Caa 0.0% CCC 0.2%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.The percentage not rated by either S&P or Moody's amounted to 1.8%.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   69.5%
Japan   17.5
Bermuda   2.2
Brazil   2.1
Canada   1.8
Indonesia   1.2
Others (individually less than 1%)   5.7
TOTAL   100.0%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $3,110,871,403. Net unrealized appreciation aggregated $203,702,373, of which $237,164,017 related to appreciated investment securities and $33,461,644 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1995

ASSETS

Investment in                             $ 3,314,573,776
securities, at
value (including
repurchase
agreements of
$386,424,000)
(cost
$3,107,396,550)
- See
accompanying
schedule

Receivable for                             57,608,395
investments
sold

Receivable for                             2,570,742
fund shares sold

Dividends                                  3,860,516
receivable

Interest receivable                        17,483,191

Receivable for                             713,700
daily variation
on futures
contracts

Other receivables                          69,447

 TOTAL ASSETS                              3,396,879,767

LIABILITIES

Payable to                  $ 2,493,280
custodian bank

Payable for                  58,215,626
investments
purchased

Payable for fund             944,615
shares
redeemed

Accrued                      1,954,094
management
fee

Other payables               427,843
and accrued
expenses

 TOTAL LIABILITIES                         64,035,458

NET ASSETS                                $ 3,332,844,309

Net Assets
consist of:

Paid in capital                           $ 2,914,158,302

Undistributed net                          105,158,635
investment
income

Accumulated                                97,895,425
undistributed
net realized gain
(loss) on
investments and
foreign
currency
transactions

Net unrealized                             215,631,947
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                           $ 3,332,844,309
211,045,847
shares
outstanding

NET ASSET VALUE,                           $15.79
offering price
and redemption
price per
share
($3,332,844,309
(divided by) 211,045,847
shares)

STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                                 $ 34,063,952
Dividends

Interest                                                                           106,493,577

 TOTAL INCOME                                                                      140,557,529

EXPENSES

Management fee                                                     $ 23,174,840

Transfer agent fees                                                 1,545,902

Accounting fees and expenses                                        758,063

Non-interested trustees' compensation                               21,188

Custodian fees and expenses                                         593,323

Audit                                                               266,026

Legal                                                               8,687

Interest                                                            1,636

 Total expenses before reductions                                   26,369,665

 Expense reductions                                                 (588,729       25,780,936
                                                                   )

NET INVESTMENT INCOME                                                              114,776,593

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of $4,664,757       114,027,551
on sales of investments in
affiliated issues)

 Foreign currency transactions                                      7,982,127

 Futures contracts                                                  (13,257,156    108,752,522
                                                                   )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              271,006,736

 Assets and liabilities in foreign currencies                       2,779,825

 Futures contracts                                                  10,958,183     284,744,744

NET GAIN (LOSS)                                                                    393,497,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 508,273,859


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1995           1994


Operations                                     $ 114,776,593     $ 124,688,325
Net investment income

 Net realized gain (loss)                       108,752,522       (68,906,291)

 Change in net unrealized appreciation          284,744,744       (250,445,476)
(depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS          508,273,859       (194,663,442)
RESULTING FROM OPERATIONS

Distributions to shareholders                   (67,894,650)      (50,526,762)
From net investment income

 From net realized gain                         -                 (79,199,683)

 TOTAL DISTRIBUTIONS                            (67,894,650)      (129,726,445)

Share transactions                              239,926,948       1,290,034,795
Net proceeds from sales of shares

 Reinvestment of distributions                  67,894,650        129,726,445

 Cost of shares redeemed                        (705,883,879)     (227,536,355)

 NET INCREASE (DECREASE) IN NET ASSETS          (398,062,281)     1,192,224,885
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS       42,316,928        867,834,998

NET ASSETS

 Beginning of period                            3,290,527,381     2,422,692,383

 End of period (including undistributed net    $ 3,332,844,309   $ 3,290,527,381
investment income of $105,158,635 and
$117,158,735, respectively)

OTHER INFORMATION
Shares

 Sold                                           16,731,500        88,946,611

 Issued in reinvestment of distributions        5,014,376         8,660,857

 Redeemed                                       (49,259,550)      (16,144,437)

 Net increase (decrease)                        (27,513,674)      81,463,031



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          YEARS ENDED DECEMBER 31,

SELECTED PER-SHARE DATA   1995                       1994   1993 C   1992   1991



Net asset value, beginning of period             $ 13.79       $ 15.42       $ 13.32       $ 12.55     $ 10.24

Income from Investment Operations

 Net investment income                            .30           .45           .33           .32         .35

 Net realized and unrealized gain (loss)          1.99          (1.33)        2.39          1.09        1.96

 Total from investment operations                 2.29          (.88)         2.72          1.41        2.31

Less Distributions                                (.29)         (.29)         (.33)         (.31)       -
From net investment income

 In excess of net investment income               -             -             (.04)         -           -

 From net realized gain                           -             (.46)         (.25)         (.33)       -

 Total distributions                              (.29)         (.75)         (.62)         (.64)       -

Net asset value, end of period                   $ 15.79       $ 13.79       $ 15.42       $ 13.32     $ 12.55

TOTAL RETURN  A, B                                16.96%        (6.09)%       21.23%        11.71%      22.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 3,332,844   $ 3,290,527   $ 2,422,692   $ 731,724   $ 193,518

Ratio of expenses to average net assets           .81%          .81%          .88%          .91%        1.08%

Ratio of expenses to average net assets after     .79% D        .80%          .88%          .91%        1.08%
expense reductions                                             D

Ratio of net investment income to average net     3.54%         4.07%         3.64%         4.89%       5.89%
assets

Portfolio turnover rate                           256%          85%           113%          92%         110%





A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THOSE CHARGES
WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF
NOTES TO FINANCIAL STATEMENTS).
C EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL
STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF
CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."
AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A
PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).


VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995    PAST 1   LIFE OF
                                   YEAR     FUND

INDEX 500                          37.19%   15.44%

S&P 500                            37.58%   15.79%

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of growth in the long run and volatility
in the short run. In turn, the share price and return
of a fund that invests in stocks will vary. That
means if you sell your shares during a market
downturn, you might lose money. But if you can
ride out the market's ups and downs, you may
have a gain.
(checkmark)
You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. This benchmark includes reinvested dividends and capital gains, if any.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.
If Fidelity had not reimbursed certain fund expenses, the past one year and life of fund return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
                VIP II:  IndStandard
       08/27/92       10000 10000.00
       08/31/92       10014 10018.36
       09/30/92       10130 10136.58
       10/31/92       10152 10172.06
       11/30/92       10498 10518.92
       12/31/92  10630.6733 10648.31
       01/31/93 10707.47284 10737.75
       02/28/93 10856.69959 10883.79
       03/31/93 11095.84287 11113.43
       04/30/93 10822.24675 10844.49
       05/31/93 11103.94942 11135.12
       06/30/93 11132.32236 11167.41
       07/31/93 11081.65641 11122.74
       08/31/93 11501.17047 11544.30
       09/30/93 11407.94512 11455.40
       10/31/93 11641.00849 11692.53
       11/30/93 11527.51676 11581.45
       12/31/93 11666.05748 11721.59
       01/31/94 12059.53054 12120.12
       02/28/94 11732.95337 11791.67
       03/31/94 11223.46308 11277.55
       04/30/94 11357.64982 11421.90
       05/31/94 11533.76992 11609.22
       06/30/94 11252.81643 11324.80
       07/31/94 11623.92664 11696.25
       08/31/94 12087.29024 12175.80
       09/30/94 11793.75674 11877.49
       10/31/94 12055.84022 12144.73
       11/30/94 11617.63664 11702.42
       12/31/94 11787.46674 11875.97
       01/31/95 12099.87025 12183.91
       02/28/95 12563.63609 12658.72
       03/31/95 12931.01885 13032.28
       04/30/95 13311.21729 13416.08
       05/31/95 13834.52413 13952.32
       06/30/95 14148.50823 14276.43
       07/31/95 14620.55237 14749.84
       08/31/95 14656.86345 14786.86
       09/30/95 15269.88004 15410.86
       10/31/95 15218.61733 15355.85
       11/30/95 15880.76068 16029.97
       12/29/95 16171.24937 16338.71

Let's say you invested $10,000 in Index 500 Portfolio on August 27, 1992, when the fund started. By December 31, 1995, your investment would have grown to $16,171 - a 61.71% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $16,339 over the same period - a 63.39% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF DECEMBER 31, 1995
                                        % OF FUND'S
                                        INVESTMENTS

General Electric Co.                    2.4

AT&T Corp.                              2.0

Exxon Corp.                             2.0

Coca-Cola Co. (The)                     1.8

Merck & Co., Inc.                       1.6

Philip Morris Companies, Inc.           1.5

Royal Dutch Petroleum Co.               1.5

Procter & Gamble Co.                    1.1

Johnson & Johnson                       1.1

International Business Machines Corp.   1.0

TOP TEN MARKET SECTORS AS OF DECEMBER 31, 1995
                                   % OF FUND'S
                                   INVESTMENTS

Utilities                          11.8

Finance                            11.8

Nondurables                        10.4

Health                             9.8

Technology                         9.6

Energy                             8.2

Basic Industries                   6.1

Industrial Machinery & Equipment   4.8

Media & Leisure                    4.2

Retail & Wholesale                 4.2

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




An interview with
Jennifer Farrelly,
Portfolio Manager of
Index 500 Portfolio
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. For the 12-month period ended December 31, 1995, the fund performed in line with the 37.58% return of the Standard & Poor's Composite Index of 500 Stocks. Of course, the fund's total return is slightly lower than the index due to management expenses.
Q. PEOPLE HAVE HEARD AND READ SO MANY DIFFERENT OPINIONS ON WHY THE U.S. STOCK MARKET PERFORMED SO WELL. IN YOUR OPINION, WHAT WERE THE MOST IMPORTANT FACTORS IN THE 1995 RALLY?
A. Falling interest rates and growing corporate profits played a big part in this year's rally. The Federal Reserve Board eased short-term interest rates twice - in July and December. These actions were a confirmation that the economy was growing at a slow but steady pace with relatively low inflation. Lower interest rates were important to the equity market because they indicated corporate borrowing costs would be less of a burden on profits.
Q. WAS THERE ANYTHING ELSE THAT ADDED TO THE BULLISH SENTIMENT IN THE
MARKET?
A. The flurry of initial public offerings - particularly the eye-popping leaps in the prices of technology-related issues - helped to confirm the market's strong demand for equities. It was also a record year for mergers and acquisitions, as more than $400 billion in deals were announced. I should point out that much of this year's M&A activity involved S&P 500 companies. These included Walt Disney's agreement to purchase Capital Cities/ABC, Westinghouse's decision to buy CBS, the proposed merger of money-center banks Chase and Chemical, regional bank Fleet Financial's acquisition of rival Shawmut, the announced merger of Bank of Boston with cross-town retail specialist BayBanks, and Kimberly Clark's agreement to buy rival Scott Paper.
Q. CORPORATE SPIN-OFFS HAD A BIG IMPACT ON THE S&P 500 AS WELL. . .
A. They certainly did. Like M&A activity, it was also a record year for corporate spin-offs and restructuring. AT&T broke off into three units during 1995, while ITT Corp. and Minnesota Mining & Manufacturing made similar announcements. Additionally, in a long anticipated move, General Motors announced it would spin off its computer subsidiary, Electronic Data Systems.
Q. AS YOU NOTED AT THE END OF JUNE, HIGH-TECH COMPANY STOCKS HAVE HAD A BANNER YEAR. IT CERTAINLY APPEARS, THOUGH, THAT THEY BEGAN TO LOSE SOME OF THEIR LUSTER IN THE FOURTH QUARTER. . .
A. Stocks of large semiconductor firms held the spotlight for most of the year and really seemed to drive the performance of other technology-related stocks. Beginning in the second quarter, some semiconductor and software firms began reporting earnings below analysts' estimates. Additionally, in the fourth quarter, some semiconductor companies showed continued weakness in earnings. I should point out, however, that many software and personal computer stocks were able to perform well despite weakness in the technology sector.
Q. ASIDE FROM TECHNOLOGY, WHAT WERE SOME OTHER SECTORS THAT PERFORMED WELL?
A. Demand was high for consumer nondurables - or less economically sensitive stocks. This benefited health care stocks and pharmaceutical companies. Following the trend toward consumer nondurables was a resurgence in biotechnology and medical device companies. These stocks were also helped by a large number of approvals from the Food and Drug Administration. Additionally, the financial sector - particularly money-center banks - was the beneficiary of the increased loan activity and investing that goes along with lower interest rates.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Cyclical - or economically sensitive - stocks underperformed as the economy slowed this year. These stocks generally do well in the first stages of a recovery. One widely publicized underperforming sector has also been the retail sector. The combination of several high-profile bankruptcies, intense competition and a slow Christmas season hurt retail stocks.
Q. WHAT'S YOUR OUTLOOK?
A. History has shown that the stock market generally has not been able to sustain this level of growth for two years in a row. That said, however, should the economy continue to grow at a sustainable pace and corporate earnings remain fairly strong, the equity markets should show some positive returns.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of December 31, 1995, more than $3.3 billion
MANAGER: Andy Offit, since February 1995;
joined Fidelity in 1987
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.3%
Boeing Co.   16,500 $ 1,293,129
Lockheed Martin Corp.   9,693  765,747
McDonnell Douglas Corp.   5,500  506,000
Northrop Grumman Corp.   2,300  147,200
Rockwell International Corp.   10,500  555,188
  3,267,264
DEFENSE ELECTRONICS - 0.3%
Loral Corp.   8,300  293,613
Raytheon Co.   11,800  557,550
  851,163
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   3,100  183,288
TOTAL AEROSPACE & DEFENSE   4,301,715
BASIC INDUSTRIES - 6.1%
CHEMICALS & PLASTICS - 3.3%
Air Products & Chemicals, Inc.   5,300  279,575
Avery Dennison Corp.   2,500  125,313
Dow Chemical Co.   13,000  914,875
du Pont (E.I.) de Nemours & Co.   26,600  1,858,675
Eastman Chemical Co.   3,975  248,934
Engelhard Corp.   6,800  147,900
FMC Corp. (a)  1,700  114,963
Goodrich (B.F.) Company  1,300  88,563
Grace (W.R.) & Co.   4,600  271,975
Great Lakes Chemical Corp.   3,200  230,400
Hercules, Inc.   5,300  298,788
Minnesota Mining & Manufacturing Co.  20,100  1,331,625
Monsanto Co.   5,600  686,000
Morton International, Inc.   7,200  258,300
Nalco Chemical Co.   3,300  99,413
PPG Industries, Inc.   9,800  448,350
Praxair, Inc.   6,700  225,288
Raychem Corp.   1,900  108,063
Rohm & Haas Co.   3,300  212,438
Union Carbide Corp.   6,500  243,750
  8,193,188
IRON & STEEL - 0.3%
Armco, Inc. (a)  5,100  29,963
Bethlehem Steel Corp.  (a)  5,400  75,600
Inland Steel Industries, Inc.   2,400  60,300
Nucor Corp.   4,300  245,638
USX-U.S. Steel Group  4,000  123,000
Worthington Industries, Inc.   4,450  92,616
  627,117
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   10,757  334,099
Aluminum Co. of America  8,500  449,438
ASARCO, Inc.   2,100  67,200
Cyprus Amax Minerals Co.   4,550  118,869
Freeport-McMoRan Copper & Gold, Inc.
 Class B  9,700  272,813
Inco Ltd.   5,336  176,485
Phelps Dodge Corp.   3,400  211,650
Reynolds Metals Co.   3,100  175,538
  1,806,092

 SHARES VALUE (NOTE 1)
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   1,500 $ 41,250
Bemis Co., Inc.   2,400  61,500
Corning, Inc.   11,100  355,200
Crown Cork & Seal Co., Inc. (a)  4,400  183,700
  641,650
PAPER & FOREST PRODUCTS - 1.5%
Boise Cascade Corp.   2,200  76,175
Champion International Corp.   4,700  197,400
Federal Paper Board Co., Inc.   2,200  114,125
Georgia-Pacific Corp.   4,300  295,088
International Paper Co.   12,300  465,863
James River Corp.  3,900  94,088
Kimberly-Clark Corp.   13,416  1,110,174
Louisiana-Pacific Corp.   5,100  123,675
Mead Corp.   2,500  130,625
Potlatch Corp.   1,500  60,000
Stone Container Corp.   4,600  66,125
Temple-Inland, Inc.   2,600  114,725
Union Camp Corp.   3,300  157,163
Westvaco Corp.   4,950  137,363
Weyerhaeuser Co.   9,700  419,525
Willamette Industries, Inc.   2,700  151,875
  3,713,989
TOTAL BASIC INDUSTRIES   14,982,036
CONGLOMERATES - 1.0%
Allied-Signal, Inc.   13,700  650,750
Crane Co.   1,400  51,625
Dial Corp. (The)  4,400  130,350
Harris Corp.   1,800  98,325
ITT Industries, Inc.   5,500  132,000
Teledyne, Inc.   2,600  66,625
Textron, Inc.   4,000  270,000
Tyco International Ltd.   7,400  263,625
United Technologies Corp.   6,000  569,250
Whitman Corp.   5,100  118,575
  2,351,125
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Armstrong World Industries, Inc.   1,300  80,600
Masco Corp.   7,700  241,588
Owens-Corning Fiberglas Corp. (a)  2,500  112,188
Sherwin-Williams Co.   4,000  163,000
  597,376
CONSTRUCTION - 0.0%
Centex Corp.   1,400  48,650
Kaufman & Broad Home Corp.   1,600  23,800
Morrison-Knudsen Corp.   1,500  6,375
Pulte Corp.   1,200  40,350
  119,175
ENGINEERING - 0.2%
EG & G, Inc.   2,600  63,050
Fluor Corp.   3,900  257,400
Foster Wheeler Corp.   2,000  85,000
  405,450
TOTAL CONSTRUCTION & REAL ESTATE   1,122,001
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - 3.3%
AUTOS, TIRES, & ACCESSORIES - 2.6%
Chrysler Corp.   18,300 $ 1,013,363
Cooper Tire & Rubber Co.   4,100  100,963
Cummins Engine Co., Inc.   2,000  74,000
Dana Corp.   4,800  140,400
Eaton Corp.   3,800  203,775
Echlin, Inc.   2,800  102,200
Ford Motor Co.   51,700  1,499,300
General Motors Corp.   35,978  1,902,337
Genuine Parts Co.   5,800  237,800
Goodyear Tire & Rubber Co.   7,400  335,775
Johnson Controls, Inc.   1,900  130,625
NACCO Industries, Inc. Class A  500  27,750
Navistar International Corp. (a)  3,670  38,535
PACCAR, Inc.   1,945  81,933
Pep Boys Manny, Moe & Jack  2,900  74,313
Snap-on Tools Corp.   1,700  76,925
TRW, Inc.   3,200  248,000
  6,287,994
CONSUMER ELECTRONICS - 0.3%
Black & Decker Corp.   4,200  148,050
Maytag Co.   5,100  103,275
Newell Co.   7,700  199,238
Whirlpool Corp.   3,600  191,700
  642,263
TEXTILES & APPAREL - 0.4%
Fruit of the Loom, Inc. Class A (a)  3,700  90,188
Liz Claiborne, Inc.   3,700  102,675
NIKE, Inc. Class B  6,800  473,450
Reebok International Ltd.   3,700  104,525
Russell Corp.   1,800  49,950
Springs Industries, Inc. Class A  900  37,238
Stride Rite Corp.   2,400  18,000
VF Corp.   3,000  158,250
  1,034,276
TOTAL DURABLES   7,964,533
ENERGY - 8.2%
COAL - 0.0%
Eastern Enterprises Co.   900  31,725
ENERGY SERVICES - 0.7%
Baker Hughes, Inc.   6,700  163,313
Dresser Industries, Inc.   8,700  212,063
Halliburton Co.   5,400  273,375
Helmerich & Payne, Inc.   1,100  32,725
McDermott International, Inc.   2,700  59,400
Rowan Companies, Inc. (a)  4,100  40,488
Schlumberger Ltd.   11,700  810,225
  1,591,589
OIL & GAS - 7.5%
Amerada Hess Corp.   4,400  233,200
Amoco Corp.   23,900  1,717,813
Ashland, Inc.   3,000  105,375
Atlantic Richfield Co.   7,800  863,850
Burlington Resources, Inc.   6,000  235,500
Chevron Corp.   31,400  1,648,500
Coastal Corp. (The)  5,100  189,975
Exxon Corp.   59,600  4,775,450
Kerr-McGee Corp.   2,400  152,400
Louisiana Land & Exploration Co.   1,700  72,888

 SHARES VALUE (NOTE 1)
Mobil Corp.   19,100 $ 2,139,200
Occidental Petroleum Corp.   15,200  324,900
Oryx Energy Co. (a)  4,900  65,538
Pennzoil Co.   2,300  97,175
Phillips Petroleum Co.   12,500  426,563
Royal Dutch Petroleum Co.   25,700  3,626,913
Santa Fe Energy Resources, Inc. (a)  4,400  42,350
Sun Company, Inc.   3,700  101,288
Texaco, Inc.   12,400  973,400
USX-Marathon Group  14,200  276,900
Unocal Corp.   11,765  342,656
  18,411,834
TOTAL ENERGY   20,035,148
FINANCE - 11.8%
BANKS - 5.5%
Banc One Corp.   18,860  711,965
Bank of Boston Corp.   5,436  251,415
Bank of New York Co., Inc.   9,300  453,375
BankAmerica Corp.   17,900  1,159,025
Bankers Trust New York Corp.   3,700  246,050
Barnett Banks, Inc.   4,600  271,400
Boatmen's Bancshares, Inc.   6,100  249,338
Chase Manhattan Corp.   8,382  508,159
Chemical Banking Corp.   12,200  716,750
Citicorp  20,362  1,369,345
Comerica, Inc.   5,600  224,700
CoreStates Financial Corp.   6,700  253,763
First Bank System, Inc.   6,600  327,525
First Fidelity Bancorporation  3,756  283,109
First Interstate Bancorp  3,600  491,400
First Union Corp.   8,246  458,684
Fleet Financial Group, Inc.   11,374  463,491
KeyCorp.   11,007  399,004
Mellon Bank Corp.   7,100  381,625
Morgan (J.P.) & Co., Inc.   9,100  730,275
National City Corp.   7,159  237,142
NationsBank Corp.   13,117  913,271
Norwest Corp.   16,900  557,700
PNC Financial Corp.   11,100  357,975
Republic New York Corp.   2,600  161,525
SunTrust Banks, Inc.   5,400  369,900
U.S. Bancorp  4,800  161,400
Wachovia Corp.   8,300  379,725
Wells Fargo & Co.   2,400  518,400
  13,607,436
CREDIT & OTHER FINANCE - 1.2%
American Express Co.   23,379  967,306
Beneficial Corp.   2,600  121,225
Dean Witter Discover & Co.   8,058  378,726
First Chicago NBD Corp.   15,159  598,781
Household International, Inc.   4,610  272,566
MBNA Corp.   7,200  265,500
Transamerica Corp.   3,229  235,313
  2,839,417
FEDERAL SPONSORED CREDIT - 1.0%
Federal Home Loan
 Mortgage Corp.   8,600  718,100
Federal National
 Mortgage Association  13,200  1,638,450
  2,356,550
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - 3.5%
Aetna Life & Casualty Co.   5,500 $ 380,875
Alexander & Alexander Services, Inc.   2,200  41,800
Allstate Corp.   21,621  889,164
American General Corp.   9,900  345,263
American International Group, Inc.   22,875  2,115,938
CIGNA Corp.   3,400  351,050
Chubb Corp. (The)  4,100  396,675
General Re Corp.   4,000  620,000
ITT Hartford Group, Inc.   5,500  266,063
Jefferson Pilot Corp.   3,300  153,450
Lincoln National Corp.   4,900  263,375
Loews Corp.   5,600  438,900
Marsh & McLennan Companies, Inc.   3,400  301,750
Providian Corp.   4,500  183,375
SAFECO Corp.   6,100  210,450
St. Paul Companies, Inc. (The)  4,000  222,500
Torchmark Corp.   3,500  158,375
Travelers, Inc. (The)  15,417  969,344
UNUM Corp.   3,400  187,000
USF&G Corp.   5,300  89,438
USLIFE Corp.   1,575  47,053
  8,631,838
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   5,700  151,050
Golden West Financial Corp.   2,900  160,225
Great Western Financial Corp.   6,650  169,575
  480,850
SECURITIES INDUSTRY - 0.4%
Merrill Lynch & Co., Inc.   8,400  428,400
Morgan Stanley Group, Inc.   3,600  290,250
Salomon, Inc.   5,200  184,600
  903,250
TOTAL FINANCE   28,819,341
HEALTH - 9.8%
DRUGS & PHARMACEUTICALS - 5.9%
Allergan, Inc.   3,000  97,500
ALZA Corp. Class A (a)  3,900  96,525
American Home Products Corp.   14,800  1,435,600
Amgen, Inc. (a)  12,800  760,000
Bristol-Myers Squibb Co.   24,300  2,086,763
Lilly (Eli) & Co.   26,596  1,496,025
Merck & Co., Inc.   59,500  3,912,125
Pharmacia & Upjohn, Inc.   24,260  940,075
Pfizer, Inc.   30,400  1,915,200
Schering-Plough Corp.   17,800  974,550
Sigma Aldrich Corp.   2,300  113,850
Warner-Lambert Co.   6,400  621,600
  14,449,813
MEDICAL EQUIPMENT & SUPPLIES - 2.8%
Abbott Laboratories  38,200  1,594,850
Bard (C.R.), Inc.   2,600  83,850
Bausch & Lomb, Inc.   2,800  110,950
Baxter International, Inc.   13,200  552,750
Becton, Dickinson & Co.   3,100  232,500
Biomet, Inc. (a)  5,600  100,100
Boston Scientific Corp. (a)  7,700  377,300
Johnson & Johnson  31,100  2,662,938
Mallinckrodt Group, Inc.   3,600  130,950

 SHARES VALUE (NOTE 1)
Medtronic, Inc.   11,100 $ 620,213
Millipore Corp.   2,200  90,475
Pall Corp.   5,400  145,125
St. Jude Medical, Inc. (a)  3,450  148,350
U.S. Surgical Corp.   2,800  59,850
  6,910,201
MEDICAL FACILITIES MANAGEMENT - 1.1%
Beverly Enterprises, Inc. (a)  4,800  51,000
Columbia/HCA Healthcare Corp.   21,375  1,084,781
Community Psychiatric Centers  2,000  24,500
Humana, Inc.   7,700  210,788
Manor Care, Inc.   2,900  101,500
Tenet Healthcare Corp. (a)  9,700  201,275
United HealthCare Corp.   8,400  550,200
U.S. Healthcare, Inc.   7,300  339,450
  2,563,494
TOTAL HEALTH   23,923,508
HOLDING COMPANIES - 0.3%
CINergy Corp.   7,413  227,023
Norfolk Southern Corp.   6,200  492,125
  719,148
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
ELECTRICAL EQUIPMENT - 3.1%
Emerson Electric Co.   10,700  874,725
General Electric Co.   81,300  5,853,600
General Signal Corp.   2,200  71,225
Grainger (W.W.), Inc.   2,500  165,625
Honeywell, Inc.   6,200  301,475
Scientific-Atlanta, Inc.   3,600  54,000
Westinghouse Electric Corp.   18,900  311,850
  7,632,500
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Briggs & Stratton Corp.   1,500  65,063
Caterpillar, Inc.   9,500  558,125
Cincinnati Milacron, Inc.   1,700  44,625
Cooper Industries, Inc.   5,246  192,791
Deere & Co.   11,400  401,850
Dover Corp.   5,500  202,813
Giddings & Lewis, Inc.   1,700  28,050
Harnischfeger Industries, Inc.   2,400  79,800
Illinois Tool Works, Inc.   5,700  336,300
Ingersoll-Rand Co.   5,000  175,625
Parker-Hannifin Corp.   3,450  118,163
Stanley Works  2,200  113,300
Tenneco, Inc.   8,600  426,775
Timken Co.   1,400  53,550
TRINOVA Corp.   1,300  37,213
Varity Corp. (a)  1,900  70,538
  2,904,581
POLLUTION CONTROL - 0.5%
Browning-Ferris Industries, Inc.   10,300  303,850
Laidlaw, Inc. Class B  14,200  143,108
Ogden Corp.   2,400  51,300
Safety Kleen Corp.   2,700  42,188
WMX Technologies, Inc.   23,200  693,100
Zurn Industries, Inc.   600  12,825
  1,246,371
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   11,783,452
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 4.2%
BROADCASTING - 1.3%
Capital Cities/ABC, Inc.   7,300 $ 900,638
Comcast Corp. Class A  special  11,450  208,247
TCI Group Class A  31,400  624,075
Time Warner, Inc.   18,517  701,331
Viacom, Inc. Class B (non-vtg.) (a)  17,400  824,325
  3,258,616
ENTERTAINMENT - 0.6%
Disney (Walt) Co.   25,100  1,480,900
King World Productions, Inc. (a)  1,700  66,088
  1,546,988
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   4,700  112,800
Fleetwood Enterprises, Inc.   1,800  46,350
Hasbro, Inc.   4,300  133,300
Mattel, Inc.   10,581  325,366
Outboard Marine Corp.   900  18,338
  636,154
LODGING & GAMING - 0.3%
Bally Entertainment Corp.  2,200  30,800
Harrah's Entertainment, Inc.   5,000  121,250
Hilton Hotels Corp.   2,400  147,600
ITT Corp.   5,500  291,500
Marriott International, Inc.   6,100  233,325
  824,475
PUBLISHING - 1.0%
American Greetings Corp. Class A  3,500  96,688
Dow Jones & Co., Inc.   4,700  187,413
Dun & Bradstreet Corp.   8,200  530,950
Gannett Co., Inc.   6,800  417,350
Harcourt General, Inc.   3,400  142,375
Knight-Ridder, Inc.   2,300  143,750
McGraw-Hill, Inc.   2,300  200,388
Meredith Corp.   1,400  58,625
New York Times Co. (The) Class A  4,700  139,238
Times Mirror Co. Class A  5,300  179,538
Tribune Co.   3,200  195,600
  2,291,915
RESTAURANTS - 0.7%
Darden Restaurants, Inc.   7,500  89,063
Luby's Cafeterias, Inc.   1,200  26,700
McDonald's Corp.   33,300  1,502,663
Ryan's Family Steak Houses, Inc. (a)  2,600  18,200
Shoney's, Inc. (a)  1,900  19,475
Wendy's International, Inc.   5,000  106,250
  1,762,351
TOTAL MEDIA & LEISURE   10,320,499
NONDURABLES - 10.4%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   4,100  228,063
BEVERAGES - 3.3%
Anheuser-Busch Companies, Inc.   12,200  815,875
Brown-Forman Corp. Class B  3,400  124,100
Coca-Cola Company (The)  60,500  4,492,125
Coors (Adolph) Co. Class B  1,900  42,038
PepsiCo, Inc.   37,900  2,117,663
Seagram Co. Ltd.   17,800  613,186
  8,204,987

 SHARES VALUE (NOTE 1)
FOODS - 2.5%
Archer-Daniels-Midland Co.   25,961 $ 467,298
CPC International, Inc.   7,100  487,238
Campbell Soup Co.   11,900  714,000
ConAgra, Inc.   11,800  486,750
General Mills, Inc.   7,700  444,675
Heinz (H.J.) Co.   17,450  578,031
Hershey Foods Corp.   3,800  247,000
Kellogg Co.   10,600  818,850
Quaker Oats Co.   6,500  224,250
Ralston Purina Co.   5,100  318,113
Sara Lee Corp.   23,100  736,313
Sysco Corp.   8,700  282,750
Wrigley (Wm.) Jr. Co.  5,500  288,750
  6,094,018
HOUSEHOLD PRODUCTS - 2.7%
Alberto Culver Co. Class B  1,400  48,125
Avon Products, Inc.   3,200  241,200
Clorox Co.   2,500  179,063
Colgate-Palmolive Co.   6,900  484,725
Gillette Co.   21,400  1,115,475
International Flavors & Fragrances, Inc.   5,400  259,200
Premark International, Inc.   3,100  156,938
Procter & Gamble Co.   33,100  2,747,300
Rubbermaid, Inc.   7,500  191,250
Unilever NV ADR  7,600  1,069,700
  6,492,976
TOBACCO - 1.8%
American Brands, Inc.   9,000  401,625
Philip Morris Companies, Inc.   40,300  3,647,150
UST, Inc.   9,300  310,388
  4,359,163
TOTAL NONDURABLES   25,379,207
PRECIOUS METALS - 0.5%
Barrick Gold Corp.   16,900  445,927
Echo Bay Mines Ltd.   5,500  57,445
Homestake Mining Co.   6,700  104,688
Newmont Mining Corp.   4,224  191,136
Placer Dome, Inc.   11,400  275,736
Santa Fe Pacific Gold Corp.   6,220  75,418
  1,150,350
RETAIL & WHOLESALE - 4.2%
APPAREL STORES - 0.3%
Brown Group, Inc.   800  11,400
Charming Shoppes, Inc.   5,000  14,375
Gap, Inc.   7,000  294,000
Limited, Inc. (The)  17,200  298,850
Melville Corp.   5,100  156,825
TJX Companies, Inc.   3,400  64,175
  839,625
DRUG STORES - 0.2%
Long Drug Stores, Inc.   1,000  47,875
Rite Aid Corp.   4,100  140,425
Walgreen Co.   11,900  355,513
  543,813
GENERAL MERCHANDISE STORES - 2.3%
Dayton Hudson Corp.   3,500  262,500
Dillard Department Stores, Inc. Class A  5,500  156,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Federated Department Stores, Inc. (a)  9,800 $ 269,500
K mart Corp.   22,100  160,225
May Department Stores Co. (The)  12,000  507,000
Mercantile Stores Co., Inc.   1,700  78,625
Nordstrom, Inc.   3,900  157,950
Penney (J.C.) Co., Inc.   11,000  523,875
Price/Costco, Inc. (a)  9,439  143,945
Sears, Roebuck & Co.   18,800  733,200
Wal-Mart Stores, Inc.   110,300  2,467,963
Woolworth Corp.   6,300  81,900
  5,543,433
GROCERY STORES - 0.6%
Albertson's, Inc.   12,300  404,363
American Stores Co.   7,200  192,600
Fleming Companies, Inc.   1,729  35,661
Giant Food, Inc. Class A  2,900  91,350
Great Atlantic & Pacific Tea Co., Inc.   1,900  43,700
Kroger Co. (The) (a)  5,800  217,500
Supervalu, Inc.   3,200  100,800
Winn-Dixie Stores, Inc.   7,300  269,188
  1,355,162
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Circuit City Stores, Inc.   4,700  129,838
Handleman Co.  1,700  9,775
Home Depot, Inc. (The)  22,800  1,091,550
Lowe's Companies, Inc.   7,600  254,600
Tandy Corp.   3,200  132,800
Toys "R" Us, Inc. (a)  13,200  287,100
  1,905,663
TOTAL RETAIL & WHOLESALE   10,187,696
SERVICES - 0.7%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   3,800  164,825
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   3,700  91,575
PRINTING - 0.3%
Alco Standard Corp.   5,400  246,375
Deluxe Corp.   3,900  113,100
Donnelley (R.R.) & Sons Co.   7,300  287,438
Harland (John H.) Co.   1,400  29,225
Moore Corp. Ltd.   4,700  88,275
  764,413
SERVICES - 0.3%
Block (H & R), Inc.   5,100  206,550
Ecolab, Inc.   3,000  90,000
Jostens, Inc.   1,900  46,075
National Service Industries, Inc.   2,400  77,700
Service Corp. International  4,900  215,600
Western Atlas, Inc. (a)  2,600  131,300
  767,225
TOTAL SERVICES   1,788,038
TECHNOLOGY - 9.6%
COMMUNICATIONS EQUIPMENT - 0.9%
Andrew Corp. (a)  1,950  74,588
Cabletron Systems, Inc. (a)  3,500  283,500

 SHARES VALUE (NOTE 1)
Cisco Systems, Inc. (a)  13,100 $ 977,588
DSC Communications Corp.  (a)  5,600  206,500
Northern Telecom Ltd.   12,100  517,710
Tellabs, Inc. (a)  4,300  159,100
  2,218,986
COMPUTER SERVICES & SOFTWARE - 2.5%
Autodesk, Inc.   2,300  78,775
Automatic Data Processing, Inc.   14,000  519,750
CUC International, Inc. (a)  8,450  288,356
Ceridian Corp. (a)  2,100  86,625
Computer Associates International, Inc.   11,450  651,219
Computer Sciences Corp. (a)   2,600  182,650
First Data Corp.   10,500  702,188
Microsoft Corp. (a)  28,200  2,474,550
Novell, Inc. (a)  17,800  253,650
Oracle Systems Corp. (a)  20,900  885,638
Shared Medical Systems Corp.   1,200  65,250
  6,188,651
COMPUTERS & OFFICE EQUIPMENT - 3.2%
Amdahl Corp. (a)  5,800  49,300
Apple Computer, Inc.   5,900  188,063
Compaq Computer Corp. (a)  12,600  604,800
Cray Research, Inc. (a)  1,300  32,175
Data General Corp. (a)  1,700  23,375
Digital Equipment Corp. (a)  7,100  455,288
Hewlett-Packard Co.   24,500  2,051,875
Intergraph Corp.  (a)  2,300  36,225
International Business Machines Corp.   27,400  2,513,950
Pitney Bowes, Inc.   7,200  338,400
Silicon Graphics, Inc. (a)  7,700  211,750
Sun Microsystems, Inc. (a)  9,000  410,625
Tandem Computers, Inc. (a)  5,500  58,438
Unisys Corp. (a)  8,300  46,688
Xerox Corp.   5,100  698,700
  7,719,652
ELECTRONIC INSTRUMENTS - 0.2%
Applied Materials, Inc. (a)  8,400  330,750
Perkin-Elmer Corp.   2,100  79,275
Tektronix, Inc.   1,700  83,513
  493,538
ELECTRONICS - 2.3%
Advanced Micro Devices, Inc.   4,900  80,850
AMP, Inc.   10,396  398,947
Intel Corp.   39,500  2,241,625
LSI Logic Corp. (a)  6,100  199,775
Micron Technology, Inc.   10,000  396,250
Motorola, Inc.   28,400  1,618,800
National Semiconductor Corp.  (a)  6,000  133,500
Texas Instruments, Inc.   9,100  470,925
Thomas & Betts Corp.   1,000  73,750
  5,614,422
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   16,500  1,105,500
Polaroid Corp.   2,100  99,488
  1,204,988
TOTAL TECHNOLOGY   23,440,237
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)  3,600  267,300
Delta Air Lines, Inc.   2,500  184,688
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
AIR TRANSPORTATION - CONTINUED
Southwest Airlines Co.   6,800 $ 158,100
USAir Group, Inc. (a)  2,900  38,425
  648,513
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.   6,918  539,604
CSX Corp.   8,038  366,734
Conrail, Inc.   3,700  259,000
Union Pacific Corp.   9,800  646,800
  1,812,138
TRUCKING & FREIGHT - 0.2%
Consolidated Freightways, Inc.   2,000  53,000
Federal Express Corp.  (a)  2,600  192,075
Pittston Co. Services Group  2,100  65,888
Roadway Services, Inc.   1,800  87,975
Yellow Corp.   1,400  17,325
  416,263
TOTAL TRANSPORTATION   2,876,914
UTILITIES - 11.8%
CELLULAR - 0.3%
AirTouch Communications, Inc. (a)   23,800  672,350
ELECTRIC UTILITY - 3.3%
American Electric Power Co., Inc.   9,000  364,500
Baltimore Gas & Electric Co.   7,000  199,500
Carolina Power & Light Co.   7,400  255,300
Central & South West Corp.   9,300  259,238
Consolidated Edison Co. of
 New York, Inc.   11,200  358,400
Detroit Edison Co.   7,000  241,500
Dominion Resources, Inc.   8,400  346,500
Duke Power Co.   9,900  469,013
Entergy Corp.  11,000  321,750
FPL Group, Inc.   8,800  408,100
General Public Utilities Corp.   5,500  187,000
Houston Industries, Inc.   12,700  307,975
Niagara Mohawk Power Corp.   7,000  67,375
Northern States Power Co.  3,300  162,113
Ohio Edison Co.   7,400  173,900
PP&L Resources, Inc.   7,700  192,500
Pacific Gas & Electric Co.   20,300  576,013
PacifiCorp.   13,600  289,000
Peco Energy Co.   10,600  319,325
Public Service Enterprise Group, Inc.   11,700  358,313
SCEcorp  21,500  381,625
Southern Co.   31,900  785,538
Texas Utilities Co.   10,900  448,263
Unicom Corp.   10,400  340,600
Union Electric Co.   5,000  208,750
  8,022,091
GAS - 0.7%
Columbia Gas System, Inc. (The) (a)  2,500  109,688
Consolidated Natural Gas Co.   4,400  199,650
Enron Corp.   12,200  465,125
ENSERCH Corp.   3,200  52,000
NICOR, Inc.   2,500  68,750
Noram Energy Corp.   6,000  53,250
ONEOK, Inc.   1,200  27,450
Pacific Enterprises  4,000  113,000
Panhandle Eastern Corp.   7,100  197,913

 SHARES VALUE (NOTE 1)
Peoples Energy Corp.   1,600 $ 50,800
Sonat, Inc.   4,200  149,625
Williams Companies, Inc.   5,000  219,375
  1,706,626
TELEPHONE SERVICES - 7.5%
ALLTEL Corp.   9,000  265,500
AT&T Corp.   76,300  4,940,425
Ameritech Corp.   26,700  1,575,300
Bell Atlantic Corp.   20,900  1,397,688
BellSouth Corp.   47,800  2,079,300
GTE Corp.   46,700  2,054,800
MCI Communications Corp.   32,500  849,063
NYNEX Corp.   20,600  1,112,400
Pacific Telesis Group  20,500  689,313
SBC Communications, Inc.   29,200  1,679,000
Sprint Corp.   16,800  669,900
U.S. West, Inc.   22,700  811,525
U.S. West, Inc. (Media Group)  22,700  431,300
  18,555,514
TOTAL UTILITIES   28,956,581
TOTAL COMMON STOCKS
 (Cost $194,096,879)   220,101,529
U.S. TREASURY OBLIGATIONS - 0.6%
  PRINCIPAL
  AMOUNT
U.S. Treasury Bill, yields at date
 of purchase 5.38% - 5.47%,
 3/7/96 (b) (Cost $1,386,126)  $ 1,400,000  1,387,666
REPURCHASE AGREEMENTS - 9.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a
 joint trading account at 5.91%
 dated 12/29/95 due 1/2/96  $ 23,113,168  23,098,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $218,581,005)    $ 244,587,195
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
80 S&P 500 Stock Index
Futures Contracts Mar. 1996 $ 24,738,000 $ (125,550)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 10.1%
LEGEND
(a) Non-income producing
(b) Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,387,666.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $162,711,402 and $18,251,610, respectively, of which U.S. government and government agency obligations aggregated $0 and $250,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $176,769,835 and $161,385,360, respectively.
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $218,581,005. Net unrealized appreciation aggregated $26,006,190, of which $30,258,155 related to appreciated investment securities and $4,251,965 related to depreciated investment securities.
The fund hereby designates $5,017,474 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1995

ASSETS

Investment in                               $ 244,587,195
securities, at
value (including
repurchase
agreements of
$23,098,000)
(cost
$218,581,005)
- See
accompanying
schedule

Cash                                         762

Receivable for                               4,311,497
investments
sold

Receivable for                               791,953
fund shares sold

Dividends                                    432,625
receivable

Receivable for                               22,540
daily variation
on futures
contracts

 TOTAL ASSETS                                250,146,572

LIABILITIES

Payable for                   $ 4,317,485
investments
purchased

Payable for fund               20,561
shares
redeemed

Accrued                        69,545
management
fee

Other payables                 39,286
and accrued
expenses

 TOTAL LIABILITIES                           4,446,877

NET ASSETS                                  $ 245,699,695

Net Assets
consist of:

Paid in capital                             $ 207,597,570

Undistributed net                            3,389,130
investment
income

Accumulated                                  8,832,338
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                               25,880,657
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                             $ 245,699,695
3,245,285
shares
outstanding

NET ASSET VALUE,                             $75.71
offering price
and redemption
price per share
($245,699,695 (divided by)
3,245,285
shares)

STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                                $ 2,798,476
Dividends

Interest                                                                          940,739

 TOTAL INCOME                                                                     3,739,215

EXPENSES

Management fee                                                     $ 351,136

Transfer agent fees                                                 65,837

Accounting fees and expenses                                        76,868

Non-interested trustees' compensation                               420

Custodian fees and expenses                                         44,226

Registration fees                                                   4,030

Audit                                                               49,038

Legal                                                               492

Miscellaneous                                                       388

 Total expenses before reductions                                   592,435

 Expense reductions                                                 (241,437      350,998
                                                                   )

NET INVESTMENT INCOME                                                             3,388,217

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              5,357,375

 Foreign currency transactions                                      34

 Futures contracts                                                  3,501,910     8,859,319

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              24,986,430

 Assets and liabilities in                                          49
foreign currencies

 Futures contracts                                                  (145,935      24,840,544
                                                                   )

NET GAIN (LOSS)                                                                   33,699,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 37,088,080


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,
                                    1995           1994

Operations                                     $ 3,388,217     $ 1,039,047
Net investment income

 Net realized gain (loss)                       8,859,319       122,656

 Change in net unrealized appreciation          24,840,544      (622,569)
(depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS          37,088,080      539,134
RESULTING FROM OPERATIONS

Distributions to shareholders                   (1,038,071)     -
From net investment income

 From net realized gain                         (125,271)       (48,645)

 In excess of net realized gain                 (16,781)        -

 TOTAL DISTRIBUTIONS                            (1,180,123)     (48,645)

Share transactions                              176,225,141     33,081,459
Net proceeds from sales of shares

 Reinvestment of distributions                  1,180,123       48,645

 Cost of shares redeemed                        (18,914,447)    (7,472,350)

 NET INCREASE (DECREASE) IN NET ASSETS          158,490,817     25,657,754
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS       194,398,774     26,148,243

NET ASSETS

 Beginning of period                            51,300,921      25,152,678

 End of period (including undistributed net    $ 245,699,695   $ 51,300,921
investment income of $3,389,130 and
$1,040,212, respectively)

OTHER INFORMATION
Shares

 Sold                                           2,593,616       593,458

 Issued in reinvestment of distributions        20,470          866

 Redeemed                                       (281,351)       (133,026)

 Net increase (decrease)                        2,332,735       461,298


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                          YEARS ENDED DECEMBER 31,                   AUGUST 27, 1992
                                                                     (COMMENCEMENT
                                                                     OF
                                                                     OPERATIONS) TO
                                                                     DECEMBER 31,

SELECTED PER-SHARE DATA   1995                       1994   1993 D   1992



Net asset value, beginning of period             $ 56.22     $ 55.74    $ 52.60    $ 50.00

Income from Investment Operations

 Net investment income                            .85         1.14       1.31       .44

 Net realized and unrealized gain (loss)          19.72       (.56)      3.80       2.71

 Total from investment operations                 20.57       .58        5.11       3.15

Less Distributions                                (.95)       -          (1.28)     (.47)
From net investment income

 From net realized gain                           (.11)       (.10)      (.60)      (.08)

 In excess of net realized gain                   (.02)       -          (.09)      -

 Total distributions                              (1.08)      (.10)      (1.97)     (.55)

Net asset value, end of period                   $ 75.71     $ 56.22    $ 55.74    $ 52.60

TOTAL RETURN B, C                                 37.19%      1.04%      9.74%      6.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 245,700   $ 51,301   $ 25,153   $ 17,961

Ratio of expenses to average net assets E         .28%        .28%       .28%       .28%
                                                                                   A

Ratio of net investment income to average net     2.70%       2.81%      2.65%      2.89%
assets                                                                             A

Portfolio turnover rate                           16%         2%         9%         0%





A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE
COMPANY'S SEPARATE ACCOUNT.
INCLUSION OF THOSE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).
D EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN,
AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A
RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK
TO TAX DIFFERENCES.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE EXPENSE
RATIO WOULD HAVE BEEN HIGHER.


VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIOD ENDED DECEMBER 31, 1995    LIFE OF
                                  FUND

Asset Manager: Growth             23.02%

S&P 500                           37.56%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on January 3, 1995.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of growth in the long run and volatility
in the short run. In turn, the share price and return
of a fund that invests in stocks will vary. That
means if you sell your shares during a market
downturn, you might lose money. But if you can
ride out the market's ups and downs, you may
have a gain.
(checkmark)
You can compare the fund's return to those of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. This benchmark includes reinvested dividends and capital gains, if any. Consumer Price Index information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return figure would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
                VIP II: AssetStandard Aggressiv
       01/31/95        10000 10000.00    10000
       02/28/95 10149.700599 10389.70 10319.41
       03/31/95 10289.421158 10696.30 10539.38
       04/30/95 10558.882236 11011.31 10785.08
       05/31/95 10708.582834 11451.43 11198.64
       06/30/95 11137.724551 11717.44  11396.9
       07/31/95 11546.906188 12106.00 11632.64
       08/31/95 12065.868263 12136.38 11694.83
       09/30/95 12245.508982 12648.54 12051.93
       10/31/95 11776.447106 12603.38 12082.78
       11/30/95 11986.027944 13156.67  12486.4
       12/29/95 12277.705681 13410.07 12699.16

Let's say you invested $10,000 in Asset Manager: Growth Portfolio on January 31, 1995, shortly after the fund began. By December 31, 1995, your investment would have grown to $12,278 - a 22.78% increase. That compares to $10,000 invested in the S&P 500, which would have grown to $13,410 over the same period - a 34.10% increase.
You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. Reflecting the fund's neutral mix of 65% stocks, 30% bonds, and 5% short-term instruments, this index combines returns from the S&P 500 (34.10%), Lehman Brothers Treasury Bond Index (16.20%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (5.25%). With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $12,699 - a 26.99% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF DECEMBER 31, 1995
                        % OF FUND'S
                        INVESTMENTS

Chrysler Corp.          3.5

IVF America, Inc.       3.1

Inco Ltd.               2.2

Compaq Computer Corp.   2.1

IVAX Corp.              1.9

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1995
(STOCKS ONLY)        % OF FUND'S
                     INVESTMENTS

Durables             11.2

Retail & Wholesale   11.1

Basic Industries     8.4

Media & Leisure      7.6

Health               7.4

ASSET ALLOCATION AS OF DECEMBER 31, 1995*
Row: 1, Col: 1, Value: 20.0
Row: 1, Col: 2, Value: 10.0
Row: 1, Col: 3, Value: 70.0
Stock class  70%
Bond class  10%
Short-term class
and other  20%
FOREIGN INVESTMENTS  37.9%
*
ASSET ALLOCATIONS IN THIS PIE CHART REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER
FROM THE PIE CHART.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW




An interview with
Andy Offit, Portfolio Manager of Asset
Manager: Growth Portfolio
Q. ANDY, HOW DID THE FUND PERFORM?
A. Nineteen ninety-five was a terrific year for domestic investments, including both stocks and bonds, and the fund's double-digit performance reflects that. By emphasizing stocks all year, especially U.S. stocks, Asset Manager: Growth achieved returns that compare favorably with those of most other funds that have a diversified investment strategy. If I was disappointed by anything during the past 12 months, it was the fund's stake in foreign stocks, including French aluminum manufacturer Pechiney, which lagged its domestic counterpart. Long-term, I expect the fund's foreign investments to contribute more meaningfully to performance, but this was not their year.
Q. HOW WERE THE FUND'S ASSETS DISTRIBUTED AT THE END OF THE PERIOD?
A. About 70% stocks, 20% cash and 10% bonds. Foreign investments, mostly stocks, totaled 38% of the fund's assets. The biggest development during the past six months has been the rise in foreign investments, mainly Japanese stocks, which totaled 24% at the end of the period. Emerging market investments represented 9% of total assets.
Q. WHAT PRINCIPLES DID YOU APPLY TO STOCK SELECTION?
A. I use what's called a bottom-up analysis, meaning I focus on individual companies and their prospects, rather than sector outlooks or macroeconomic trends. I look for compelling situations where the potential for gain exceeds the potential for loss. When I find attractive situations, I like to make bets that are large enough to have an impact on the fund's performance. That's why there were only 121 securities in the fund at the end of December.
Q. WHERE DID YOU FIND VALUE IN THE U.S. STOCK MARKET?
A. Because Asset Manager: Growth is a relatively new fund and total assets under management remain relatively small, I've been able to capitalize on a number of unique opportunities among small and mid-sized companies. One example was IVF America, a fast-growing healthcare company whose six clinics nationwide perform in vitro fertilization. IVF America represented more than 3% of the fund's assets at the end of the period and its price tripled during 1995. Another large holding was U.S. Surgical, one of the world's largest manufacturers of surgical staplers and sutures. The company is completing a two-year restructuring designed to produce improved results. Among mid-sized stocks, the fund did well with defense contractor Northrop Grumman. The company achieved a strong position in a consolidating industry by generating a lot of cash and using that cash to pay down debt and make acquisitions.
Q. WHY SUCH A LARGE STAKE IN JAPAN?
A. While results so far have been less than those achieved in the U.S., I see Japan as one of the larger turnaround opportunities in the world. With its market down 50% from its peak in 1989, the yen has started to weaken, consumer sentiment is improving and the economy is beginning to grow for the first time in five years. I began last spring investing in Japanese electronics companies, however, lately my focus has shifted to cyclical sectors that could benefit from an economic rebound. Large holdings at the end of the period included retailers Takashimaya, Aoyama Trading and Hankyu Department stores; steel producers Kobe Steel and NKK, and software developer Nintendo.
Q. WHAT WAS YOUR BOND STRATEGY?
A. Asset Manager: Growth made only limited investments in bonds during the year, seeking the greater potential return of investing in stocks. That said, as the difference between long-term and short-term interest rates has narrowed, I concentrated my small bond holdings on Treasury securities in the middle of the yield curve, with current maturities between five and 15 years. They seemed to offer the best balance between attractive yield and the potential for price gains going forward.
Q. WHAT'S THE OUTLOOK?
A. Promising. Moderate growth and benign inflation mean interest rates could head still lower in the months ahead, providing an attractive backdrop for both stocks and bonds. Among the fund's larger holdings, Alcoa, the world's largest producer of aluminum, as well as waste haulers Browning-Ferris and WMX Technologies and automaker Chrysler remained attractive values as of December 31. Another key in 1996 will be how well foreign stocks perform, especially the fund's stake in Japan. I believe Japan, rather than in the United States and Europe, may have the greatest potential for gain in the months ahead.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: maximum total return over the long term through investment in stocks, bonds and short-term instruments anywhere in the world
START DATE: January 3, 1995
SIZE: as of December 31, 1995, more than $68 million
MANAGER: Andy Offit, since January 1995;
joined Fidelity in 1987
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 74.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
C A E Industries Ltd.   18,700 $ 142,193
Northrop Grumman Corp.   5,200  332,800
  474,993
BASIC INDUSTRIES - 8.4%
CHEMICALS & PLASTICS - 1.8%
Raychem Corp.   700  39,813
Sekisui Chemical Co. Ltd.   42,000  617,408
Synetic, Inc. (a)  19,700  573,763
  1,230,984
IRON & STEEL - 1.6%
Bakrie & Brothers PT Ord. (For. Reg.)  75,500  137,033
Kobe Steel (a)  143,000  441,170
NKK Corp. (a)  193,000  518,897
  1,097,100
METALS & MINING - 5.0%
Aluminum Co. of America  25,000  1,321,875
Falconbridge Ltd.   28,800  250,669
Inco Ltd.   44,800  1,481,731
Pechiney SA Class A  11,000  380,679
  3,434,954
TOTAL BASIC INDUSTRIES   5,763,038
CONGLOMERATES - 1.9%
Figgie International Holdings, Inc.
 Class A (a)  80,000  830,000
Koor Industries Ltd. sponsored ADR (a)  1,400  28,350
United Technologies Corp.   5,000  474,375
  1,332,725
CONSTRUCTION & REAL ESTATE - 2.8%
BUILDING MATERIALS - 0.5%
Tostem Corp.   10,000  331,721
CONSTRUCTION - 1.9%
Daito Trust Construction  4,300  50,735
Daiwa House Industry Co. Ltd.   25,000  411,025
NCI Building Systems, Inc.   13,000  321,750
Nichiei Construction Co. Ltd.  2,000  22,631
Taisei Corp.   78,000  519,749
  1,325,890
REAL ESTATE - 0.4%
Ciputra Development PT (For. Reg.)  27,000  42,510
Pakuwon Jati PT (For. Reg.)  33,500  21,244
Sekiwa Real Estate Ltd.   23,000  195,745
  259,499
TOTAL CONSTRUCTION & REAL ESTATE   1,917,110
DURABLES - 11.2%
AUTOS, TIRES, & ACCESSORIES - 6.8%
Chrysler Corp.   43,700  2,419,888
Federal-Mogul Corp.   21,000  412,125
General Motors Corp.   10,000  528,750
Honda Motor Co. Ltd.   33,000  679,787
Mirgor Sacifia Class C
 sponsored ADR (b)  10,000  22,500
Titan Wheel International, Inc.   36,100  586,625
  4,649,675
CONSUMER ELECTRONICS - 1.2%
Sony Corp.   14,100  844,091
HOME FURNISHINGS - 0.6%
Shimachu  13,000  416,151

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 2.6%
APAC Centertex Corp. PT (For. Reg.) (a)  225,500 $ 128,209
Alpargatas SA Industrias Y
 Comercial (Reg.) (a)  715,000  375,319
Aoki International Co. Ltd.   15,000  365,571
Coteminas PN  112,400  37,584
Fruit of the Loom, Inc. Class A  2,000  48,750
Hartmarx Corp. (a)  86,100  376,688
Onward Kashiyama & Co. Ltd.   20,000  324,952
Roda Vivatex PT (For. Reg.)  237,500  140,225
  1,797,298
TOTAL DURABLES   7,707,215
ENERGY - 2.0%
OIL & GAS - 2.0%
Fortune Petroleum Corp.   47,500  231,563
Fortune Petroleum Corp. (warrants) (a)  100,000  337,500
Texaco, Inc.   10,000  785,000
  1,354,063
FINANCE - 6.1%
BANKS - 1.0%
Fokus Bank AS (a)(b)  2,000  10,781
Fuji Bank  14,000  308,704
Hong Leong Bank BHD  45,000  124,065
Hong Leong Bank BHD (rights) (a)  6,750  1,356
Kookmin Bank (a)  2,010  39,720
Sakura Bank Ltd.   17,000  215,377
  700,003
CLOSED END INVESTMENT COMPANY - 1.9%
First NIS Regional Fund, Inc. (a)(e)  25,000  137,500
Korea Fund, Inc.   6,336  139,392
R.O.C. Taiwan Fund (SBI)  10,000  105,000
Taiwan Fund, Inc.   45,000  922,500
  1,304,392
CREDIT & OTHER FINANCE - 0.3%
Acom Co. Ltd.   5,000  208,897
FEDERAL SPONSORED CREDIT - 1.8%
Federal National Mortgage Association  10,000  1,241,250
SECURITIES INDUSTRY - 1.1%
Daiwa Securities Co. Ltd.   31,000  473,694
Nomura Securities Co. Ltd.   11,000  239,362
  713,056
TOTAL FINANCE   4,167,598
HEALTH - 7.4%
DRUGS & PHARMACEUTICALS - 2.0%
IVAX Corp.   46,800  1,333,800
MEDICAL EQUIPMENT & SUPPLIES - 2.0%
Advanced Medical, Inc. (a)  121,100  363,300
Cardiac Control Systems, Inc. (d)  85,000  260,313
U.S. Surgical Corp.   36,000  769,500
  1,393,113
MEDICAL FACILITIES MANAGEMENT - 3.4%
Huntingdon International Holdings
 PLC Ord.   175,000  203,536
IVF America, Inc. (a)(d)  585,500  2,122,438
  2,325,974
TOTAL HEALTH   5,052,887
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 5.3%
ELECTRICAL EQUIPMENT - 2.2%
General Electric Co.   15,300 $ 1,101,600
Mitsubishi Electric Co. Ord.   23,000  165,271
Omron Corp.   10,000  230,174
  1,497,045
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
NSK Ltd.   28,000  203,095
Thermwood  Corp. (a)  155,500  359,594
Van Der Horst Ltd.   36,000  181,998
  744,687
POLLUTION CONTROL - 2.0%
Browning-Ferris Industries, Inc.   33,300  982,350
WMX Technologies, Inc.   13,000  388,375
  1,370,725
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,612,457
MEDIA & LEISURE - 7.6%
ENTERTAINMENT - 0.5%
All American Communications (a)  25,900  249,288
Kushner Locke Co.  (a)  105,200  62,463
  311,751
LEISURE DURABLES & TOYS - 1.9%
Namco Ltd.   9,000  299,420
Nintendo Co. Ltd. Ord.   13,000  986,944
  1,286,364
LODGING & GAMING - 4.0%
Circus Circus Enterprises, Inc.   10,900  303,838
Mirage Resorts, Inc. (a)  32,500  1,121,250
Speedway Motorsports (a)  20,200  606,000
WMS Industries, Inc. (a)  45,300  741,788
  2,772,876
PUBLISHING - 0.9%
Score Board, Inc. (a)  60,700  265,563
Times Mirror Co. Class A  10,000  338,750
  604,313
RESTAURANTS - 0.3%
Family Steak Houses of Florida, Inc. (a)  270,000  210,938
TOTAL MEDIA & LEISURE   5,186,242
NONDURABLES - 2.6%
BEVERAGES - 0.5%
Brahma (Cia Cervejaria) PN
 Class B (Pfd. Reg.)  806,400  331,877
FOODS - 1.0%
Chock Full-O-Nuts Corp.   132,500  695,625
HOUSEHOLD PRODUCTS - 0.8%
Maybelline, Inc.   15,000  543,750
TOBACCO - 0.3%
RJR Nabisco Holdings Corp.   7,500  231,563
TOTAL NONDURABLES   1,802,815
PRECIOUS METALS - 0.9%
Naxos Resources Ltd. (a)  174,100  580,610
RETAIL & WHOLESALE - 11.1%
APPAREL STORES - 1.0%
Ross Stores, Inc.   35,500  678,938

 SHARES VALUE (NOTE 1)
GENERAL MERCHANDISE STORES - 6.6%
Aoyama Trading Co. Ord.   24,700 $ 788,298
Hankyu Department Stores, Inc.   48,000  710,251
Hanshin Department Store Ltd.   23,000  176,838
Jusco Co. Ltd.   15,000  390,232
Matahari Putra Prima PT (For. Reg.)  77,000  135,546
Matsuzakaya Co. Ltd.   50,000  633,462
Mitsukoshi Ltd.   48,000  450,290
Takashimaya Co. Ltd.   49,000  781,915
Tokyu Department Stores Co. Ltd.   69,000  455,774
  4,522,606
RETAIL & WHOLESALE, MISCELLANEOUS - 3.2%
Amway Japan Ltd.   14,700  619,845
Fabri-Centers of America, Inc.
 Class B (non-vtg) (a)  71,400  767,550
Home Depot, Inc. (The)  10,000  478,750
Uny Co. Ltd.   17,000  318,956
  2,185,101
TRADING COMPANIES - 0.3%
Bimantara Citra (For. Reg.) (a)  268,000  222,699
TOTAL RETAIL & WHOLESALE   7,609,344
SERVICES - 0.6%
LCS Industries, Inc.   1,000  14,000
Sotheby's Holdings, Inc. Class A  25,400  361,950
  375,950
TECHNOLOGY - 4.0%
COMPUTERS & OFFICE EQUIPMENT - 2.4%
Canon, Inc.   11,000  198,936
Compaq Computer Corp. (a)  30,000  1,440,000
  1,638,936
ELECTRONICS - 0.4%
Hitachi Ltd.   28,000  281,625
PHOTOGRAPHIC EQUIPMENT - 1.2%
Fuji Photo Film Co. Ltd.   29,000  835,783
TOTAL TECHNOLOGY   2,756,344
TRANSPORTATION - 0.4%
SHIPPING - 0.4%
Seacor Holdings, Inc. (a)  10,000  270,000
UTILITIES - 1.4%
ELECTRIC UTILITY - 0.0%
Mosenergo AO sponsored
 ADR (a)(b)  1,000  7,875
TELEPHONE SERVICES - 1.4%
Telebras:
 PN (Pfd. Reg.)  2,934,000  141,274
 sponsored ADR  16,100  762,738
Telesp PN (Pfd. Reg.)  437,000  64,294
  968,306
TOTAL UTILITIES   976,181
TOTAL COMMON STOCKS
(Cost $49,498,259)   50,939,572
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
 SHARES VALUE (NOTE 1)
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd.,
Series 1, adj. rate (Cost $1,471)  600 $ 1,737
CONVERTIBLE BONDS - 3.5%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
FINANCE - 2.2%
BANKS - 0.5%
Bangkok Bank PCL euro
 3 1/4%, 3/3/04 (b) - $ 300,000  318,000
CREDIT & OTHER FINANCE - 1.7%
MBL International Finance Bermuda
 Trust 3%, 11/30/02 Aa3  1,000,000  1,155,000
TOTAL FINANCE   1,473,000
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
Thermwood Corp. 12%, 2/25/03   -  380,000  902,500
TOTAL CONVERTIBLE BONDS
(Cost $2,318,930)   2,375,500
U.S. TREASURY OBLIGATIONS - 5.1%
7 3/4%, 12/31/99 (c)
 (Cost $3,458,420) Aaa  3,205,000  3,477,938
REPURCHASE AGREEMENTS - 16.3%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.91% dated
 12/29/95 due 1/2/96  $ 11,192,345  11,185,000
PURCHASED OPTIONS - 0.7%
   EXPIRATION DATE/ UNDERLYING FACE
  STRIKE PRICE AMOUNT AT VALUE
4,500,000 J. Aron and Co.
 OTC Put Options on
 Japanese Yen  Feb. 96/94.03 $ 4,087,866  377,550
1,650,000 Bank of America
 OTC Put Options on
 Japanese Yen  May 96/96.85  1,543,836  99,165
1,732 Merrill Lynch
 Capital Markets
 PLC OTC Put Options
 on S&P 500  Apr. 96/577.44  1,066,791  7,655
TOTAL PURCHASED OPTIONS
(Cost $375,479)   484,370
TOTAL INVESTMENT IN SECURITIES -  100%
(Cost $66,837,559)  $ 68,464,117
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
35 Nikkei 225
Index Futures March 1996 $ 3,510,500 $ 160,755
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT
IN SECURITIES - 5.1%
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $359,156 or 0.5% of net assets.
(c) A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $210,000.
(d) A company in which the fund has ownership of at least 5% of the voting securities is an affiliated company. A summary of the transactions during the period in which the issuers were affiliates is as follows:

 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Cardiac Control Systems, Inc.   $ 122,031 $ -  - $ 260,313
IVF America, Inc.    630,749  643,469  -  2,122,438
TOTAL $ 752,780 $ 643,469 $ - $ 2,382,751
(e) Purchased on an installment basis. Market value reflects only those payments made through December 31, 1995. The remaining installment of $75,000, is due March 1996.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $153,113,740 and $102,646,431, respectively, of which U.S. government and govern- ment agency obligations aggregated $27,299,232 and $24,353,637, respectively.
The market value of futures contracts opened and closed during the period amounted to $5,813,544 and $2,444,903, respectively.
The fund placed a portion of its portfolio securities with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $44,554 for the period (see
Note 5 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   62.1%
Japan   23.7
Canada   3.7
Brazil   3.0
Bermuda   1.7
Free China   1.5
Indonesia   1.3
Others (individually less than 1%)   3.0
TOTAL   100.0%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $66,968,509. Net unrealized appreciation aggregated $1,495,608, of which $3,126,666 related to appreciated investment securities and $1,631,058 related to depreciated investment securities.
The fund hereby designates $69,000 as a capital gain dividend for the purpose of the dividend paid deduction.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1995

ASSETS

Investment in                              $ 68,464,117
securities, at
value (including
repurchase
agreements of
$11,185,000)
(cost
$66,837,559) -
See
accompanying
schedule

Cash                                        688

Receivable for                              591,546
investments
sold

Receivable for                              188,123
fund shares sold

Dividends                                   48,156
receivable

Interest receivable                         146,058

Receivable for                              15,750
daily variation
on futures
contracts

 TOTAL ASSETS                               69,454,438

LIABILITIES

Payable for                  $ 1,135,685
investments
purchased

Accrued                       47,232
management
fee

Other payables                24,906
and accrued
expenses

 TOTAL LIABILITIES                          1,207,823

NET ASSETS                                 $ 68,246,615

Net Assets
consist of:

Paid in capital                            $ 63,916,144

Distributions in                            (31,082
excess of net                              )
investment
income

Accumulated                                 2,574,244
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                              1,787,309
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                            $ 68,246,615
5,796,430
shares
outstanding

NET ASSET VALUE,                            $11.77
offering price
and redemption
price per share
($68,246,615 (divided by)
5,796,430
shares)

STATEMENT OF OPERATIONS

 JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995

INVESTMENT INCOME                                                                  $ 252,825
Dividends

Interest                                                                            735,553

 TOTAL INCOME                                                                       988,378

EXPENSES

Management fee                                                        $ 261,324

Transfer agent fees                                                    18,490

Accounting fees and expenses                                           44,863

Non-interested trustees' compensation                                  101

Custodian fees and expenses                                            62,335

Audit                                                                  27,233

Legal                                                                  99

Miscellaneous                                                          31

 Total expenses before reductions                                      414,476

 Expense reductions                                                    (47,375      367,101
                                                                      )

NET INVESTMENT INCOME                                                               621,277

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 4,809,779

 Foreign currency transactions                                         (17,102
                                                                      )

 Futures contracts                                                     (18,896      4,773,781
                                                                      )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 1,493,920

 Assets and liabilities in                                             132,634
foreign currencies

 Futures contracts                                                     160,755      1,787,309

NET GAIN (LOSS)                                                                     6,561,090

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ 7,182,367


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   JANUARY 3, 1995
                                    (COMMENCEMENT
                                    OF
                                    OPERATIONS) TO
                                    DECEMBER 31,
                                    1995

Operations                                    $ 621,277
Net investment income

 Net realized gain (loss)                      4,773,781

 Change in net unrealized appreciation         1,787,309
(depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS         7,182,367
RESULTING FROM OPERATIONS

Distributions to shareholders                  (591,903)
From net investment income

 From net realized gain                        (2,259,995)

 TOTAL DISTRIBUTIONS                           (2,851,898)

Share transactions                             68,544,838
Net proceeds from sales of shares

 Reinvestment of distributions                 2,851,898

 Cost of shares redeemed                       (7,480,590)

 NET INCREASE (DECREASE) IN NET ASSETS         63,916,146
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS      68,246,615

NET ASSETS

 Beginning of period                           -

 End of period (including distributions in    $ 68,246,615
excess of net investment income of
$(31,082))

OTHER INFORMATION
Shares

 Sold                                          6,215,852

 Issued in reinvestment of distributions       243,336

 Redeemed                                      (662,758)

 Net increase (decrease)                       5,796,430


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          JANUARY 3, 1995
                          (COMMENCEMENT
                          OF
                          OPERATIONS) TO
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1995

Net asset value, beginning of period             $ 10.00

Income from Investment Operations

 Net investment income                            .10

 Net realized and unrealized gain (loss)          2.20

 Total from investment operations                 2.30

Less Distributions                                (.11)
From net investment income

 From net realized gain                           (.42)

 Total distributions                              (.53)

Net asset value, end of period                   $ 11.77

TOTAL RETURN A, B                                 23.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 68,247

Ratio of expenses to average net assets           1.00%
                                                 C

Ratio of net investment income to average net     1.69%
assets

Portfolio turnover rate                           343%

A TOTAL RETURN DOES NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THOSE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance: total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIOD ENDED DECEMBER 31, 1995    LIFE OF
                                  FUND

CONTRAFUND                        39.72%

S&P 500                           37.56%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on January 3, 1995.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of growth in the long run and volatility
in the short run. In turn, the share price and return
of a fund that invests in stocks will vary. That
means if you sell your shares during a market
downturn, you might lose money. But if you can
ride out the market's ups and downs, you may
have a gain.
(checkmark)
You can compare the fund's return to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. This benchmark includes reinvested dividends and capital gains, if any.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
             VIP II: CStandard
    01/03/95    10000 10000.00
    01/31/95     9870 10258.23
    02/28/95    10370 10658.00
    03/31/95    10890 10972.51
    04/30/95    11480 11295.66
    05/31/95    11730 11747.14
    06/30/95    12490 12020.03
    07/31/95    13470 12418.61
    08/31/95    13640 12449.78
    09/30/95    13940 12975.16
    10/31/95    13650 12928.84
    11/30/95    13900 13496.42
    12/29/95 13961.85 13756.36

Let's say you invested $10,000 in Contrafund Portfolio on January 3, 1995, when the fund started. By December 31, 1995, your investment would have grown to $13,972 - a 39.72% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $13,756 over the same period - a 37.56% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF DECEMBER 31, 1995
                                        % OF FUND'S
                                        INVESTMENTS

General Motors Corp.                    1.7

Burlington Northern Sante Fe Corp.      1.7

Federal National Mortgage Association   1.2

Travelers, Inc. (The)                   1.1

Schlumberger Ltd.                       1.1

American Express Co.                    1.0

Nomura Securities Co. Ltd.              0.9

Boeing Co.                              0.9

Cisco Systems, Inc.                     0.9

WorldCom, Inc.                          0.8

TOP TEN MARKET SECTORS AS OF DECEMBER 31, 1995
                                   % OF FUND'S
                                   INVESTMENTS

Technology                         17.8

Finance                            13.3

Energy                             5.7

Durables                           4.9

Health                             4.4

Industrial Machinery & Equipment   4.3

Retail & Wholesale                 3.6

Transportation                     3.5

Basic Industries                   2.9

Aerospace & Defense                2.5

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




An interview with
Will Danoff, Portfolio
Manager of Contrafund
Portfolio
Q. HOW DID THE FUND PERFORM, WILL?
A. The fund performed well. Since its inception on January 3, 1995 through the end of the period December 31, 1995, the fund outperformed the S&P 500 Index, which rose 37.56% during the same period.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. The fund beat the average growth fund in 1995 primarily because it invested heavily in technology stocks in the first three quarters of the year and took profits earlier than most funds in the fourth quarter. The fund also de-emphasized sectors sensitive to the consumer and the economy, such as retailing and transportation, which performed poorly in 1995. The second half of the year was dominated by the slowing U.S. economy, which boosted prices of bonds and interest rate-sensitive stocks, but caused many companies, particularly those sensitive to the economy, to report disappointing earnings. The major factor influencing results of the fund and the overall market in the second half of the year was the peaking of the technology sector. The fund reduced its weighting in technology stocks from 32% at the end of June to about 18% at the end of the year.
Q. YOU CONTINUED TO INCREASE THE FUND'S HOLDINGS IN THE ENERGY SECTOR DURING THE PERIOD. WHAT WAS YOUR STRATEGY?
A. Expectations in the sector were low. I recently read an article in THE WALL STREET JOURNAL entitled, "For Oil Traders, 1996 Is Looking Bad or Worse." This headline captured the market's pessimistic view of oil prices and also was indicative of its negative bias toward energy stocks. Most energy service stocks have traded sideways for the last five years, performing dramatically worse than the average stock, which has more than doubled during the same period. But, while oil and gas prices have held steady, many of the energy service companies have improved their operations significantly. Many of these companies, including the fund's holdings Schlumberger and Camco International, have cut costs and capital needs meaningfully, increased market shares by acquiring smaller competitors or watching them go out of business, and strengthened their product lines by introducing or acquiring new, often high tech solutions for their customers.
Q. WHERE ELSE DID YOU FIND INVESTMENT OPPORTUNITIES?
A. The fund has raised its weightings in Japan during the past six months. Japanese securities accounted for about 3% of the fund at the end of 1995. Japan has been in a bear market for the last five years and the average stock has fallen more than 50% during that time. Expectations for the market and the economy have been extremely low, with many local investors having put their savings everywhere but the Japanese stock market despite near-record low valuations on many stocks. In contrast to the lousy investor sentiment, corporate fundamentals have been improving. Forced by the strengthening yen and the weak domestic economy, Japanese companies have cut costs significantly to stay competitive in the world marketplace and stabilize their eroding profits.
Q. WHAT INVESTMENTS HAVEN'T WORKED OUT AS YOU WOULD HAVE LIKED?
A. The biggest disappointment during the past six months was not selling the technology holdings sooner and faster. The investing environment was characterized by excessive optimism, as seen in the record numbers of initial public offerings of small technology companies, the media excitement over Microsoft's Windows 95 and the growing popularity of the Internet, as well as record asset growth for technology sector mutual funds and extremely high valuations relative to corporate profits.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. The fund is positioned cautiously for the first half of the year. Last year's near-record bond market performance, which helped propel the stock market to new highs throughout the year, is unlikely to repeat itself. The Federal Reserve Board has already cut interest rates twice in the last six months so the economy, although weak in spots, will probably not deteriorate further. A stronger - or better than expected - economy should push interest rates up and could force the stock market to fall. In addition, the stock market has been trading at very high historic valuation levels relative to corporate earnings and dividends. The market has gone without a 12% correction for over five years - the longest streak ever. Given the expensive prices of U.S. stocks currently, the fund is positioned conservatively for opportunities if the market falls this year.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
GOAL: to increase the value of the fund's shares over the long term by investing in companies undergoing positive changes and turnarounds
START DATE: January 3, 1995
SIZE: as of December 31, 1995, more than $876 million
MANAGER: Will Danoff, since January 1995;
manager, Fidelity Contrafund, since 1990;
assistant Fidelity Magellan Fund, 1990;
manager, Fidelity Select Retailing Portfolio,
1986 -1989; joined Fidelity in 1986
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 71.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.5%
AEROSPACE & DEFENSE - 1.7%
Alliant Techsystems, Inc.   21,600 $ 1,093,500
Boeing Co.   100,900  7,908,038
C A E Industries Ltd.   216,900  1,649,384
General Motors Corp. Class H  26,800  1,316,550
McDonnell Douglas Corp.   30,000  2,760,000
  14,727,472
DEFENSE ELECTRONICS - 0.8%
Logicon, Inc.   43,200  1,188,000
Loral Corp.   150,000  5,306,250
Tracor, Inc. (a)  11,600  168,200
Trimble Navigation Ltd. (a)  30,000  558,750
  7,221,200
TOTAL AEROSPACE & DEFENSE   21,948,672
BASIC INDUSTRIES - 2.9%
CHEMICALS & PLASTICS - 1.4%
Cambrex  Corp.   55,000  2,275,625
Cytec Industries, Inc. (a)  46,500  2,900,438
Potash Corp. of Saskatchewan  22,500  1,595,540
Raychem Corp.   1,700  96,688
Sealed Air Corp. (a)  180,000  5,062,500
  11,930,791
METALS & MINING - 1.2%
Aluminum Co. of America  80,000  4,230,000
Brush Wellman, Inc.   25,000  431,250
Dayton Mining Corp. (a)  176,000  741,745
Inco Ltd.   150,000  4,961,154
  10,364,149
PAPER & FOREST PRODUCTS - 0.3%
Kimberly-Clark Corp.   31,200  2,581,800
TOTAL BASIC INDUSTRIES   24,876,740
CONGLOMERATES - 1.0%
Tyco International Ltd.   105,400  3,754,875
United Technologies Corp.   50,000  4,743,750
  8,498,625
CONSTRUCTION & REAL ESTATE - 1.5%
BUILDING MATERIALS - 0.2%
Cooper Cameron Corp.   15,700  557,350
USG Corp. (a)  42,000  1,260,000
  1,817,350
CONSTRUCTION - 0.6%
Continental Homes Holding Corp.   50,000  1,231,250
Pulte Corp.   45,800  1,540,025
Redman Industries, Inc. (a)  60,000  2,025,000
  4,796,275
ENGINEERING - 0.2%
Fluor Corp.   25,000  1,650,000
REAL ESTATE - 0.2%
Metroplex BHD  2,078,000  1,694,155
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Crescent Real Estate Equities, Inc.   30,200  1,030,575
Felcor Suite Hotels, Inc.  20,000  555,000
Public Storage, Inc.   70,000  1,330,000
  2,915,575
TOTAL CONSTRUCTION & REAL ESTATE   12,873,355

 SHARES VALUE (NOTE 1)
DURABLES - 4.9%
AUTOS, TIRES, & ACCESSORIES - 3.6%
Chrysler Corp.   108,900 $ 6,030,338
Dana Corp.   102,200  2,989,350
General Motors Corp.   275,000  14,540,625
Honda Motor Co. Ltd.   86,000  1,744,875
Lear Seating Corp. (a)  174,800  5,069,200
  30,374,388
TEXTILES & APPAREL - 1.3%
Andayani Megah PT  1,000,000  710,694
Intimate Brands, Inc. Class A  65,400  981,000
NIKE, Inc. Class B  80,000  5,570,000
Oshkosh B'Gosh, Inc. Class A  90,000  1,575,000
Warnaco Group, Inc. Class A  75,000  1,875,000
  10,711,694
TOTAL DURABLES   41,086,082
ENERGY - 5.7%
ENERGY SERVICES - 3.5%
Diamond Offshore Drilling, Inc. (a)  15,000  506,250
ENSCO International, Inc. (a)  34,000  782,000
Halliburton Co.   113,800  5,761,125
Nabors Industries, Inc.   72,700  808,788
Pride Petroleum Services, Inc. (a)  227,600  2,418,250
Schlumberger Ltd.   129,100  8,940,175
Smith International, Inc. (a)  272,400  6,401,400
Sonat Offshore Drilling, Inc.   19,900  890,525
Tidewater, Inc.   112,600  3,546,900
  30,055,413
INDEPENDENT POWER - 0.5%
Thermo Electron Corp. (a)  74,300  3,863,600
OIL & GAS - 1.7%
Anderson Exploration Ltd. (a)  100,000  1,026,130
Blue Range Resource Corp. Class A (a)  132,100  1,161,872
Camco International, Inc.   153,200  4,289,600
Renaissance Energy Ltd. (a)  100,000  2,492,029
Rio Alto Exploration Ltd. (a)  820,900  3,234,022
Rio Alto Exploration Ltd. (a)(b)  237,000  933,686
Union Pacific Resources Group, Inc.   25,000  634,375
Vintage Petroleum, Inc.   43,000  967,500
  14,739,214
TOTAL ENERGY   48,658,227
FINANCE - 13.0%
BANKS - 2.7%
Bank of New York Co., Inc.   86,000  4,192,500
Chase Manhattan Corp.   100,000  6,062,500
Chemical Banking Corp.   50,000  2,937,500
First Bank System, Inc.   100,000  4,962,500
First Interstate Bancorp  34,800  4,750,200
Fuji Bank  9,000  197,183
  23,102,383
CREDIT & OTHER FINANCE - 2.6%
Aames Financial Corp.   30,100  839,038
American Express Co.   200,000  8,275,000
Bank of Tokyo  11,000  190,827
Beneficial Corp.   31,400  1,464,025
Green Tree Acceptance, Inc.   122,000  3,217,750
Greenpoint Financial Corp.   105,700  2,827,475
Household International, Inc.   65,400  3,866,775
Rockford Industries, Inc. (a)  100,000  950,000
  21,630,890
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 1.9%
Federal Home Loan Mortgage Corp.   70,000 $ 5,845,000
Federal National Mortgage Association  80,000  9,930,000
  15,775,000
INSURANCE - 2.2%
Allmerica Financial Corp.   11,200  302,400
Allstate Corp.   100,000  4,112,500
American Financial Group, Inc.   22,000  673,750
American International Group, Inc.   15,000  1,387,500
Enhance Financial Services Group Corp.   9,600  255,600
MGIC Investment Corp.   34,500  1,871,625
Philadelphia Consolidated
 Holding Corp. (a)  25,000  406,250
SunAmerica, Inc.   10,200  484,500
Travelers, Inc. (The)  150,000  9,431,250
  18,925,375
SAVINGS & LOANS - 1.7%
Astoria Financial Corp.   42,900  1,957,313
California Federal Bank Class A (a)  80,000  1,260,000
Glendale Federal Bank Federal Savings
 Bank (a)  100,000  1,750,000
Golden West Financial Corp.   35,180  1,943,695
Great Western Financial Corp.   152,600  3,891,300
Leader Financial Corp.   59,100  2,208,863
Long Island Bancorp, Inc.   55,000  1,450,625
  14,461,796
SECURITIES INDUSTRY - 1.9%
Edwards (A.G.), Inc.   50,000  1,193,750
Lehman Brothers Holdings, Inc.   26,600  565,250
Merrill Lynch & Co., Inc.   50,000  2,550,000
Morgan Stanley Group, Inc.   10,000  806,250
Nikko Securities Co. Ltd.   10,000  127,447
Nomura Securities Co. Ltd.   367,000  7,985,977
PaineWebber Group, Inc.   28,800  576,000
Quick & Reilly Group, Inc. (The)  114,075  2,338,538
  16,143,212
TOTAL FINANCE   110,038,656
HEALTH - 4.4%
DRUGS & PHARMACEUTICALS - 1.5%
Alliance Pharmaceutical Corp. (a)  100,000  1,362,500
Biovail Corp. International, Inc.   28,200  2,165,097
Dura Pharmaceuticals, Inc.   35,600  1,237,100
Meridian Diagnostics, Inc.   230,000  2,587,500
Neurogen (a)  55,000  1,478,125
Rexall Sundown, Inc. (a)  44,500  979,000
Sepracor, Inc. (a)  82,000  1,506,750
Sequus Pharmaceuticals, Inc. (a)  50,000  712,500
Watson Pharmaceuticals, Inc. (a)  17,200  842,800
  12,871,372
MEDICAL EQUIPMENT & SUPPLIES - 1.5%
Baxter International, Inc.   50,000  2,093,750
Becton, Dickinson & Co.   20,000  1,500,000
Cardinal Health, Inc.   24,600  1,346,850
Coherent, Inc. (a)  28,000  1,134,000
Hemasure, Inc. (a)  205,000  2,613,750
Medtronic, Inc.   60,000  3,352,500
Thermedics, Inc. (a)  30,000  832,500
  12,873,350

 SHARES VALUE (NOTE 1)
MEDICAL FACILITIES MANAGEMENT - 1.4%
ARV Assisted Living, Inc. (a)  8,200 $ 96,350
Columbia/HCA Healthcare Corp.   50,000  2,537,500
Emeritus Corp. (a)  8,100  94,163
HEALTHSOUTH Rehabilitation Corp. (a)  150,000  4,368,750
Health Management Associates, Inc.
 Class A (a)  100,000  2,612,500
Medical Resources, Inc. (a)  20,000  112,500
Total Renal Care Holdings, Inc. (a)  23,100  681,450
United Dental Care, Inc. (a)  25,000  1,031,250
  11,534,463
TOTAL HEALTH   37,279,185
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 1.9%
Adflex Solutions (a)  35,000  936,250
Allen Group, Inc. (The)  20,000  447,500
BMC Industries, Inc.   140,000  3,255,000
Computer Products, Inc. (a)  157,000  1,805,500
Leitch Technology (a)  125,700  3,155,514
Omron Corp.   254,000  5,846,422
Telular Corp. (a)  16,500  142,313
  15,588,499
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
AGCO Corp.   19,500  994,500
ATS Automation (a)  174,000  2,789,790
Cascade Corp.   37,400  523,600
Case Corp.   25,500  1,166,625
Caterpillar, Inc.   88,900  5,222,875
Deere & Co.   33,000  1,163,250
Kaydon Corp.   11,900  361,463
MTS Systems Corp.   70,000  2,310,000
Toro Co.   20,000  657,500
Tylan General, Inc. (a)  67,700  829,325
Veeco Instruments, Inc. (a)  57,300  830,850
  16,849,778
POLLUTION CONTROL - 0.4%
Sanifill, Inc. (a)  40,000  1,335,000
United Waste Systems, Inc. (a)  59,900  2,231,275
  3,566,275
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   36,004,552
MEDIA & LEISURE - 1.9%
BROADCASTING - 0.4%
Heritage Media Corp. Class A (a)  9,700  248,563
Infinity Broadcasting Corp. (a)  15,000  558,750
Jacor Communications, Inc. Class A (a)  50,400  882,000
Lin Television Corp. (a)  26,300  782,425
Renaissance Communications Corp. (a)  15,000  331,875
  2,803,613
ENTERTAINMENT - 0.1%
IMAX Corp. (a)  50,000  1,137,500
LEISURE DURABLES & TOYS - 0.2%
Champion Enterprises, Inc. (a)  58,400  1,803,100
LODGING & GAMING - 0.8%
Extended Stay America, Inc. (a)  19,000  522,500
HFS, Inc. (a)  66,000  5,395,500
Players International, Inc. (a)  32,100  343,069
WMS Industries, Inc. (a)  31,800  520,725
  6,781,794
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.1%
Pulitzer Publishing Co.   18,000 $ 859,500
RESTAURANTS - 0.3%
Dave & Busters, Inc. (a)  21,960  266,265
Outback Steakhouse, Inc. (a)  65,000  2,331,875
  2,598,140
TOTAL MEDIA & LEISURE   15,983,647
NONDURABLES - 0.2%
HOUSEHOLD PRODUCTS - 0.2%
Estee Lauder Companies, Inc. (a)  12,000  418,500
Helen of Troy Corp. (a)  71,900  1,509,900
  1,928,400
PRECIOUS METALS - 0.7%
Ashanti Goldfields GDR (b)  15,000  300,000
Barrick Gold Corp.   30,000  791,586
Franco Nevada Mining Corp.   5,200  303,954
Free State Consolidated Gold Mines
 Ltd. Ord.   129,200  965,766
Kinross Gold Corp. (a)  75,000  584,069
Newmont Mining Corp.   50,000  2,262,500
Pegasus Gold, Inc. (a)  35,000  487,412
  5,695,287
RETAIL & WHOLESALE - 3.6%
APPAREL STORES - 0.7%
Cato Corp. Class A  74,700  578,925
Gap, Inc.   101,500  4,263,000
Goody's Family Clothing  52,300  457,625
TJX Companies, Inc.   5,600  105,700
  5,405,250
DRUG STORES - 0.4%
General Nutrition Companies, Inc. (a)  50,000  1,150,000
Revco (D.S.), Inc. (a)  58,300  1,646,975
Rite Aid Corp.   25,000  856,250
  3,653,225
GENERAL MERCHANDISE STORES - 0.3%
Neiman-Marcus Group, Inc.   90,800  2,133,800
Service Merchandise Co., Inc. (a)  93,700  468,500
  2,602,300
GROCERY STORES - 1.1%
Giant Food, Inc. Class A  17,500  551,250
Provigo, Inc. (a)  250,000  1,511,709
Richfood Holdings, Inc. Class A  85,700  2,292,475
Rykoff-Sexton, Inc.   99,200  1,736,000
Safeway, Inc. (a)  45,000  2,317,500
Stop & Shop Companies, Inc. (a)  50,000  1,156,250
  9,565,184
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Corporate Express (a)  50,000  1,506,250
Finlay Enterprises, Inc. (a)  44,000  506,000
Gadzooks, Inc. (a)  136,800  3,454,200
Office Depot, Inc. (a)  100,000  1,975,000
Sunglass Hut International, Inc. (a)  71,000  1,686,250
  9,127,700
TOTAL RETAIL & WHOLESALE   30,353,659

 SHARES VALUE (NOTE 1)
SERVICES - 1.1%
ADVERTISING - 0.1%
HA-LO Industries, Inc. (a)  14,300 $ 439,725
PRINTING - 0.1%
Devon Group, Inc. (a)  32,500  944,531
SERVICES - 0.9%
APAC Teleservices, Inc. (a)  45,500  1,518,563
Career Horizons, Inc. (a)  41,900  1,414,125
HCIA, Inc. (a)  30,000  1,402,500
Medaphis Corp. (a)  50,000  1,850,000
Service Corp. International  25,000  1,100,000
Veterinary Centers of America, Inc. (a)  23,200  391,500
  7,676,688
TOTAL SERVICES   9,060,944
TECHNOLOGY - 17.8%
COMMUNICATIONS EQUIPMENT - 2.6%
ADC Telecommunications, Inc. (a)  50,000  1,825,000
Brite Voice Systems, Inc. (a)  60,000  832,500
Cisco Systems, Inc. (a)  97,200  7,253,550
DSC Communications Corp. (a)  25,000  921,875
Jabil Circuit, Inc. (a)  45,000  506,250
Microdyne Corp. (a)  86,500  1,470,500
Network Equipment Technologies (a)  38,300  1,048,463
Octel Communications Corp. (a)  82,700  2,667,075
Perceptron, Inc.   67,000  1,490,750
U.S. Robotics Corp.   45,000  3,948,750
  21,964,713
COMPUTER SERVICES & SOFTWARE - 6.5%
ATI Technologies, Inc. (a)  55,000  433,357
Acxiom Corp. (a)  25,000  684,375
American Business Information, Inc. (a)  30,000  581,250
American Management Systems, Inc. (a)  22,100  663,000
Analysts International Corp.   97,500  2,925,000
Ascend Communications, Inc. (a)  63,200  5,127,100
Astea International, Inc. (a)  25,000  571,875
CUC International, Inc. (a)  32,700  1,115,888
Ceridian Corp. (a)  103,416  4,265,910
CompuCom Systems, Inc. (a)  47,000  446,500
Computer Data Systems, Inc.   17,000  221,000
Computer Sciences Corp. (a)  44,200  3,105,050
CyCare Systems, Inc. (a)  20,000  512,500
Datastream Systems, Inc. (a)  29,800  566,200
Electronic Arts, Inc. (a)  39,800  1,039,775
Electronics for Imaging, Inc. (a)  17,000  743,750
First Data Corp.   39,647  2,651,393
General Motors Corp. Class E  50,000  2,600,000
Harris Computer Systems Corp. (a)  51,400  693,900
Lanoptics Ltd. (Reg.) (a)  40,000  780,000
Legato Systems, Inc. (a)  10,000  310,000
MDL Information Systems, Inc. (a)  97,500  2,242,500
Mercury Interactive Group Corp. (a)  14,400  262,800
Metatools, Inc. (a)  10,600  275,600
Microsoft Corp. (a)  48,300  4,238,325
Netstar, Inc. (a)  5,000  91,250
Oracle Systems Corp. (a)  147,300  6,241,838
Paychex, Inc.   58,000  2,892,750
Progress Software Corp. (a)  44,200  1,657,500
Rand A Technology Corp. (a)  50,800  828,453
Reuters Holdings PLC ADR Class B  14,700  810,338
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Softkey International, Inc. (a)  30,000 $ 693,750
SunGard Data Systems, Inc. (a)  40,000  1,140,000
TCSI Corp. (a)  115,000  2,127,500
Technology Solutions, Inc.   58,000  1,131,000
  54,671,427
COMPUTERS & OFFICE EQUIPMENT - 3.8%
Compaq Computer Corp. (a)  65,000  3,120,000
Comverse Technology, Inc. (a)  35,000  700,000
Dell Computer Corp. (a)  65,200  2,257,550
Digital Equipment Corp. (a)  100,000  6,412,500
Discreet Logic, Inc. (a)  38,000  950,000
Filenet Corp. (a)  4,900  230,300
Gateway 2000, Inc. (a)  75,000  1,837,500
Hewlett-Packard Co.   50,500  4,229,375
Kronos, Inc. (a)  27,100  1,287,250
MICROS Systems, Inc. (a)  42,000  2,068,500
Sun Microsystems, Inc. (a)  144,500  6,592,813
Western Digital Corp. (a)  50,600  904,475
Xerox Corp.   9,000  1,233,000
  31,823,263
ELECTRONIC INSTRUMENTS - 0.6%
Credence Systems Corp. (a)  37,800  864,675
Cubic Corp.   30,000  855,000
Measurex Corp.   52,700  1,488,775
Teradyne, Inc. (a)  45,000  1,125,000
Varian Associates, Inc.   26,300  1,255,825
  5,589,275
ELECTRONICS - 4.3%
ARC International Corp. (a)  152,900  324,913
Altera Corp. (a)  53,600  2,666,600
Arrow Electronics, Inc. (a)  35,000  1,509,375
Atmel Corp. (a)  60,000  1,342,500
Burr-Brown Corp.  (a)  30,800  785,400
Chips & Technologies, Inc. (a)  36,500  328,500
Continental Circuits Corp. (a)  55,000  893,750
International Rectifier Corp. (a)  81,000  2,025,000
Kemet Corp. (a)  100,000  2,387,500
Kent Electronics Corp. (a)  28,000  1,634,500
Linear Technology Corp.   60,000  2,355,000
Maxim Integrated Products, Inc. (a)  50,000  1,925,000
Percon Acquisition, Inc. (a)  101,700  1,322,100
Pioneer Standard Electronics, Inc.   22,500  298,125
Rohm Co. Ltd.   50,000  2,819,149
SGS Thomson Microelectronics NV (a)  20,000  805,000
Samsung Electronics Co. Ltd. GDS
 (vtg.) (b)  41,000  3,925,750
Sanmina Corp. (a)  75,400  3,911,375
Solectron Corp. (a)  50,000  2,206,250
Thomas & Betts Corp.   34,800  2,566,500
Truevision, Inc. (a)  48,700  240,456
  36,272,743
PHOTOGRAPHIC EQUIPMENT - 0.0%
Fuji Photo Film Co. Ltd.   2,000  58,279
TOTAL TECHNOLOGY   150,379,700

 SHARES VALUE (NOTE 1)
TRANSPORTATION - 3.5%
AIR TRANSPORTATION - 1.5%
Atlantic Coast Airlines, Inc. (a)  14,100 $ 144,525
Atlantic Southeast Airlines, Inc.   50,000  1,075,000
Comair Holdings, Inc.   85,200  2,289,750
Delta Air Lines, Inc.   39,800  2,940,225
Midwest Express Holdings, Inc. (a)  31,800  882,450
Northwest Airlines Corp. Class A (a)  60,000  3,060,000
Southwest Airlines Co.   100,000  2,325,000
  12,716,950
RAILROADS - 1.8%
Burlington Northern Santa Fe Corp.   182,819  14,259,882
CSX Corp.   24,400  1,113,250
  15,373,132
TRUCKING & FREIGHT - 0.2%
Air Express International Corp.   53,900  1,239,700
TOTAL TRANSPORTATION   29,329,782
UTILITIES - 2.1%
CELLULAR - 0.7%
A Plus Network, Inc.   17,200  202,100
AirTouch Communications, Inc. (a)  100,000  2,825,000
Mobile Telecommunications
 Technologies, Inc. (a)  150,000  3,206,250
  6,233,350
GAS - 0.2%
Southern Union Company  50,085  1,264,646
TELEPHONE SERVICES - 1.2%
Ameritech Corp  30,000  1,770,000
Frontier Corp.   44,000  1,320,000
WorldCom, Inc. (a)  200,000  7,050,000
  10,140,000
TOTAL UTILITIES   17,637,996
TOTAL COMMON STOCKS
 (Cost $536,098,938)   601,633,509
CONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCE - 0.3%
SAVINGS & LOANS - 0.3%
California Federal Bank, Series A, $1.94
 (Cost $2,022,443)   90,000 $ 2,193,750
U.S. TREASURY OBLIGATIONS - 9.9%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
 7 1/4%, 2/15/23 Aaa $ 11,800,000  13,492,592
 6 1/4%, 8/15/23 Aaa  6,100,000  6,276,351
 7 1/2%, 11/15/24 Aaa  10,740,000  12,909,802
 7 5/8%, 2/15/25 Aaa  20,450,000  25,006,465
 6 7/8%, 8/15/25 Aaa  23,000,000  25,939,630
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $80,877,649)   83,624,840
REPURCHASE AGREEMENTS - 18.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.91% dated
 12/29/95 due 1/2/96  $ 157,875,604 $ 157,772,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $776,771,030) $  845,224,099
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,159,436 or 0.6% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,043,025,668 and $440,065,149, respectively, of which U.S. government and government agency obligations aggregated $152,051,487 and $72,484,388, respectively.
The fund placed a portion of its portfolio securities with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $246,389 for the period (see Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $777,506,842. Net unrealized appreciation aggregated $67,717,257, of which $83,570,275 related to appreciated investment securities and $15,853,018 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1995

ASSETS

Investment in                                $ 845,224,099
securities, at
value (including
repurchase
agreements of
$157,772,000)
(cost
$776,771,030)
- See
accompanying
schedule

Cash                                          971

Receivable for                                71,837,052
investments
sold

Receivable for                                3,832,525
fund shares sold

Dividends                                     445,224
receivable

Interest receivable                           1,737,755

 TOTAL ASSETS                                 923,077,626

LIABILITIES

Payable for                   $ 45,549,625
investments
purchased

Payable for fund               35,777
shares
redeemed

Accrued                        421,996
management
fee

Other payables                 70,484
and accrued
expenses

 TOTAL LIABILITIES                            46,077,882

NET ASSETS                                   $ 876,999,744

Net Assets
consist of:

Paid in capital                              $ 799,584,178

Undistributed net                             275,151
investment
income

Accumulated                                   8,687,316
undistributed net
realized gain
(loss) on
investments and
foreign currency
transactions

Net unrealized                                68,453,099
appreciation
(depreciation)
on investments
and assets and
liabilities in
foreign
currencies

NET ASSETS, for                              $ 876,999,744
63,593,511
shares
outstanding

NET ASSET VALUE,                              $13.79
offering price
and redemption
price per share
($876,999,744 (divided by)
63,593,511
shares)

STATEMENT OF OPERATIONS

 JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1995

INVESTMENT INCOME                                                                   $ 2,786,375
Dividends

Interest                                                                             4,013,638

 TOTAL INCOME                                                                        6,800,013

EXPENSES

Management fee                                                        $ 2,316,458

Transfer agent fees                                                    185,309

Accounting fees and expenses                                           210,939

Non-interested trustees' compensation                                  962

Custodian fees and expenses                                            39,295

Registration fees                                                      568

Audit                                                                  15,700

Legal                                                                  893

Miscellaneous                                                          25

 Total expenses before reductions                                      2,770,149

 Expense reductions                                                    (26,157       2,743,992
                                                                      )

NET INVESTMENT INCOME                                                                4,056,021

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 16,038,511

 Foreign currency transactions                                         (766          16,037,745
                                                                      )

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 68,453,069

 Assets and liabilities in                                             30            68,453,099
foreign currencies

NET GAIN (LOSS)                                                                      84,490,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $ 88,546,865


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   JANUARY 3, 1995
                                    (COMMENCEMENT
                                    OF
                                    OPERATIONS) TO
                                    DECEMBER 31,
                                    1995

Operations                                     $ 4,056,021
Net investment income

 Net realized gain (loss)                       16,037,745

 Change in net unrealized appreciation          68,453,099
(depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS          88,546,865
RESULTING FROM OPERATIONS

Distributions to shareholders                   (3,710,433)
From net investment income

 From net realized gain                         (7,420,866)

 TOTAL DISTRIBUTIONS                            (11,131,299)

Share transactions                              806,897,529
Net proceeds from sales of shares

 Reinvestment of distributions                  11,131,299

 Cost of shares redeemed                        (18,444,650)

 NET INCREASE (DECREASE) IN NET ASSETS          799,584,178
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS       876,999,744

NET ASSETS

 Beginning of period                            -

 End of period (including undistributed net    $ 876,999,744
investment income of $275,151)

OTHER INFORMATION
Shares

 Sold                                           64,153,925

 Issued in reinvestment of distributions        816,078

 Redeemed                                       (1,376,492)

 Net increase (decrease)                        63,593,511


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SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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FINANCIAL HIGHLIGHTS
                          JANUARY 3, 1995
                          (COMMENCEMENT
                          OF
                          OPERATIONS) TO
                          DECEMBER 31,

SELECTED PER-SHARE DATA   1995

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income                                   .06

 Net realized and unrealized gain (loss)                 3.91

 Total from investment operations                        3.97

Less Distributions                                       (.06)
From net investment income

 From net realized gain                                  (.12)

 Total distributions                                     (.18)

Net asset value, end of period                          $ 13.79

TOTAL RETURN A                                           39.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 877,000

Ratio of expenses to average net assets                  .72%

Ratio of net investment income to average net assets     1.07%

Portfolio turnover rate                                  132%

A TOTAL RETURN DOES NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THOSE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio (the funds) are funds of Variable Insurance Products Fund II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INVESTMENT GRADE BOND FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
ASSET MANAGER PORTFOLIO, INDEX 500 PORTFOLIO, ASSET MANAGER: GROWTH PORTFOLIO AND CONTRAFUND PORTFOLIO. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, Investment Grade Bond, Asset Manager and Index 500 Portfolios are not subject to income taxes to the extent that each fund distributes substantially all of its taxable income for the fiscal year. The Asset Manager: Growth and Contrafund Portfolios intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Asset Manager and Asset Manager: Growth Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation. The schedules of investments include information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation, paydown gains/losses on certain securities, futures and options transactions, defaulted bonds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. Each fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. Each fund may use futures and options contracts to manage its exposure to the stock market. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts or purchased options at period end, is shown in the schedule of investments under the captions "Purchased Options," and "Futures Contracts," respectively. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. Each fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. Each fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. Each fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $835,000 or 0.0% of net assets of the Asset Manager Portfolio.
3. PURCHASES AND SALES OF INVESTMENTS
Information regarding purchases and sales of securities (other than short-term securities) is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE.
INVESTMENT GRADE BOND, ASSET MANAGER, ASSET MANAGER: GROWTH AND CONTRAFUND PORTFOLIOS. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the Asset Manager, Asset Manager:
Growth and Contrafund Portfolios, and from .1200% to .3700% for the Investment Grade Bond Portfolio. The annual individual fund fee rate is
 .40% for the Asset Manager and Asset Manager: Growth Portfolios and .30% for the Investment Grade Bond and Contrafund Portfolios.
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to rates of .45%, .71%, .71% and .61%, respectively of average net assets for the Investment Grade Bond, Asset Manager, Asset Manager: Growth and Contrafund Portfolios, respectively.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .1100% to .3700% for the Investment Grade Bond Portfolio and from .2500% to .5200% for the Asset Manager, Asset Manager: Growth and Contrafund Portfolios. Effective January 1, 1996, FMR voluntarily agreed to implement these new group fee rate schedules as each results in the same or a lower management fee.
INDEX 500 PORTFOLIO. As the fund's investment adviser, FMR receives a fee that is computed at an annual rate of .28% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .05% of average net assets for each of the funds.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
5. BANK BORROWINGS.
Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. For the Asset Manager Portfolio, the maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $3,050,000. The weighted average interest rate was 6.4%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .80%, 1.25%, .28%, 1.00% and 1.00% of average net assets for Investment Grade, Asset Manager, Index 500, Asset
Manager: Growth and Contrafund Portfolios, respectively. For the period, the reimbursement reduced expenses by $241,437 and $46,008 for Index 500 and Asset Manager: Growth, respectively.
FMR has directed certain portfolio trades to brokers who paid a portion of each fund's expenses. For the period, expenses were reduced by $588,729, $1,367 and $26,157 for Asset Manager, Asset Manager: Growth and Contrafund Portfolios, respectively, under this arrangement.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
Information regarding transactions with affiliated companies is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
8. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares of the funds and certain unaffiliated insurance companies were record owners of more than 10% of the total outstanding shares of the following funds:
 FILI UNAFFILIATED INSURANCE COMPANIES
FUND % OF OWNERSHIP # OF % OF OWNERSHIP
Investment Grade Bond 41 2 25
Asset Manager 24 3 50
Index 500 53 0 0
Asset Manager: Growth 82 0 0
Contrafund 58 1 14
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders of Variable Insurance Products Fund
II:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the five portfolios constituting Variable Insurance Products Fund II (the "Trust") at December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1996
DISTRIBUTIONS


The Board of Trustees of Variable Insurance Products Fund II voted to pay on February 2, 1996, to shareholders of record at the opening of business on February 2, 1996, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 DIVIDENDS CAPITAL GAINS
 Invetsment Grade Bond $.62 -
 Asset Manager $.57 $.47
 Index 500 $.91 $2.34
 Asset Manager: Growth - $.42
 Contrafund - $.13
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
 ASSET MANAGER, ASSET MANAGER: GROWTH,
 AND CONTRAFUND PORTFOLIOS
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
 ASSET MANAGER, ASSET MANAGER: GROWTH,
 AND CONTRAFUND PORTFOLIOS
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Andrew Offit, VICE PRESIDENT
William Danoff, VICE PRESIDENT
Michael Gray, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox
Phyllis Burke Davis
Richard J. Flynn
Edward C. Johnson 3d
E. Bradley Jones
Donald J. Kirk
Peter S. Lynch
Edward H. Malone
Marvin L. Mann
Gerald C. McDonough
Thomas R. Williams
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
 INVESTMENT GRADE BOND PORTFOLIO
The Chase Manhattan Bank, N.A.
New York, NY
 ASSET MANAGER PORTFOLIO AND
 ASSET MANAGER: GROWTH PORTFOLIO
Brown Brothers Harriman & Co.
Boston, MA
 INDEX 500 PORTFOLIO AND CONTRAFUND PORTFOLIO